UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21809

Nuveen Equity Premium and Growth Fund
(Exact name of registrant as specified in charter)

Nuveen Investments 333 West Wacker Drive Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Nuveen Investments 333 West Wacker Drive Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 917-7700

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. SS. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments

Closed-End Funds

Attractive Quarterly Distributions and a Measure of Downside Protection from an Integrated Index Option and Equity Strategy

Semi-Annual Report

June 30, 2010

Nuveen Equity Premium Income Fund

JPZ

Nuveen Equity Premium Opportunity Fund

JSN

Nuveen Equity Premium Advantage Fund

JLA

Nuveen Equity Premium and Growth Fund

JPG

NUVEEN INVESTMENTS ANNOUNCES STRATEGIC COMBINATION WITH FAF ADVISORS

On July 29, 2010, Nuveen Investments, Inc. announced that U.S. Bancorp will receive a 9.5% stake in Nuveen Investments and cash consideration in exchange for the long-term asset business of U.S. Bancorp's FAF Advisors (FAF). Nuveen Investments is the parent of Nuveen Asset Management (NAM), the investment adviser for the Funds included in this report.

FAF Advisors, which currently manages about $25 billion of long-term assets and serves as the advisor of the First American Funds, will be combined with NAM, which currently manages about $75 billion in municipal fixed income assets. Upon completion of the transaction, Nuveen Investments, which currently manages about $150 billion of assets across several high-quality affiliates, will manage a combined total of about $175 billion in institutional and retail assets.

This combination will not affect the investment objectives, strategies or policies of the Funds in this report. Over time, Nuveen Investments expects that the combination will provide even more ways to meet the needs of investors who work with financial advisors and consultants by enhancing the multi-boutique model of Nuveen Investments, which also includes highly respected investment teams at NWQ Investment Management, Santa Barbara Asset Management, Symphony Asset Management, Tradewinds Global Investors, Winslow Capital and Nuveen HydePark.

The transaction is expected to close late in 2010, subject to customary conditions.

Chairman's
Letter to Shareholders

Dear Shareholder,

The economic environment in which your Fund operates reflects continuing but uneven economic recovery. The U.S. and other major industrial countries are experiencing steady but comparatively low levels of economic growth, while emerging market countries are seeing a resumption of relatively strong economic expansion. The potential impact of steps being considered by many governments to counteract the extraordinary governmental spending and credit expansion to deal with the recent financial and economic crisis is injecting uncertainty into global financial markets. The implications for future tax rates, government spending, interest rates and the pace of economic recovery in the U.S. and other leading economies are extremely difficult to predict at the present time. The long term health of the global economy depends on restoring some measure of fiscal discipline around the world, but since all of the corrective steps require economic pain, it is not surprising that governments are reluctant to undertake them.

In the near term, governments remain committed to furthering economic recovery and realizing a meaningful reduction in their national unemployment rates. Such an environment should produce continued economic growth and, consequently, attractive investment opportunities. Over the longer term, the larger uncertainty mentioned earlier carries the risk of unexpected potholes in the road to sustained recovery. For this reason, Nuveen's investment management teams are working hard to balance return and risk by building well-diversified portfolios, among other strategies. I encourage you to read the following commentary on the management of your Fund. As always, I also encourage you to contact your financial consultant if you have any questions about your Nuveen Fund investment. Please consult the Nuveen website for the most recent information on your Nuveen Fund at: www.nuveen.com.

On behalf of the other members of your Fund's Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
August 17, 2010

Nuveen Investments

Portfolio Managers' Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Nuveen Equity Premium Income Fund (JPZ)
Nuveen Equity Premium Opportunity Fund (JSN)
Nuveen Equity Premium Advantage Fund (JLA)
Nuveen Equity Premium and Growth Fund (JPG)

These Funds feature portfolio management by Gateway Investment Advisers, LLC. J. Patrick Rogers and Kenneth H. Toft serve as co-portfolio managers for JSN and JLA; Patrick and Michael T. Buckius are co-portfolio managers for JPZ and JPG. Patrick joined Gateway in 1989. He has been President and a Director of Gateway since 1995 and is the firm's Chief Executive Officer. Ken joined Gateway in 1992 and has been a Vice President and Portfolio Manager since 1997. Mike joined Gateway in 1999 and is currently Senior Vice President and Portfolio Manager. Here they talk about their management strategies and the performance of the Funds for the six-months ended June 30, 2010.

Over this period, what key strategies were used to manage the Funds?

The core strategy employed in each Fund consists of an investment in a broadly diversified portfolio of equity securities that seeks to substantially track the price movement of a stock market index or a custom blend of stock market indexes. The primary purpose of each equity portfolio is to support the index option-based risk management strategy employed by each Fund. These strategies remained consistent in each Fund throughout the period.

For JPZ and JPG, the equity portfolio seeks to track the price movements of the S&P 500 Index. The JSN equity portfolio is invested to replicate the price performance of a custom index consisting of 75% S&P 500 Index and 25% NASDAQ-100 Index. JLA seeks to replicate a 50/50 blend of the S&P 500 and NASDAQ-100 Indexes. JPZ, JSN and JLA actively write (sell) listed index call options against their entire stock portfolios. JPG differs in that its index option hedging activity is applied to 80% of the value of the equity portfolio.

Nuveen Investments

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

1  The S&P 500 Index is an unmanaged Index generally considered representative of the U.S. Stock Market. Returns do not reflect any applicable sales charges or management fees. You cannot invest directly in an index.

2  JSN's Comparative Index performance is a blended return consisting of: 1) 75% of the return of the S&P 500 Index, and 2) 25% of the NASDAQ-100 Index, which includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The NASDAQ-100 Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Returns do not reflect any applicable sales charges or management fees. You cannot invest directly in an index.

3  JLA's Comparative Index performance is a blended return consisting of: 1) 50% of the return of the S&P 500 Index, and 2) 50% of the NASDAQ-100 Index. Returns do not reflect any applicable sales charges or management fees. You cannot invest directly in an index.

How did the Funds perform over this period?

The performance of JPZ, JSN, JLA and JPG, as well as comparative indexes, is presented in the accompanying table.

Average Annual Total Returns on Net Asset Value

For periods ended 6/30/10

	6-Month	1-year	5-Year
JPZ	-2.99%	9.36%	0.52%
S&P 500 Index[1]	-6.65%	14.43%	-0.79%
JSN	-3.62%	7.29%	1.07%
Comparative Index[2]	-6.61%	15.28%	0.24%
JLA	-3.55%	7.52%	1.30%
Comparative Index[3]	-6.57%	16.12%	1.24%
JPG	-3.61%	10.03%	N/A
S&P 500 Index[1]	-6.65%	14.43%	-0.79%

Six-month returns are cumulative; all other returns are annualized.

For the six-month period ending June 30, 2010, each Fund's return was negative, but each outperformed its respective comparative equity index.

The primary factors benefiting the Funds' relative performance during the reporting period versus their respective indexes were elevated levels of volatility, as well as the associated levels of option premium cash flow that resulted from the volatility.

After a benign first quarter, with both the S&P 500 Index the NASDAQ-100 Index posting positive returns of 5.39% and 5.44%, respectively, volatility returned by early May. Equity markets endured several dramatic one day drops, including the May 6 "flash crash" when the S&P 500 Index was down over 100 points, or nearly 10%, for a brief period.

On May 20, 2010 the S&P 500 Index closed below its 200-day moving average for the first time since June 2009. On June 7, 2010, investors witnessed the first "lower low" since the current equity rally began in March 2009, as the market closed at 1050.47. This was just below the closing price of 1056.74 recorded on February 8, 2010, which marked the end of the first quarter's slight correction. While equity market downturns do inflict damage to the Funds' underlying equities, the resulting volatility presents opportunity for the Funds to benefit from notably higher incremental cash flow from selling call options.

On May 6, 2010, the day of the "flash crash," the portfolio team was able to take advantage of the higher volatility by replacing index call options with new contracts possessing lower strike prices. This was the most dramatic of several instances during the quarter when the management team moved to reposition index call options to accommodate new market levels and premium potential.

As noted above, sell-offs in equity markets directly resulted in a generally commensurate mark-down in the Funds' equity portfolios. Specifically, equities may go down faster than a Fund's call writing activity can "earn" option premiums. The month of June provided a good example, when the S&P 500 Index was off 5.24% and JPZ was down 2.37%. The other Funds similarly cushioned the blow of the equity market decline, but did not completely offset it.

Nuveen Investments

Distribution and
Share Price Information

The following information regarding your Fund's distributions is current as of June 30, 2010, and likely will vary over time based on the Fund's investment activities and portfolio investment value changes.

During the six-month reporting period, the Funds did not make any changes to their quarterly distributions to shareholders. Some of the important factors affecting these the amount and composition of these distributions are summarized below.

Each Fund has a managed distribution program. The goal of this program is to provide shareholders with relatively consistent and predictable cash flow by systematically converting the Fund's expected long-term return potential into regular distributions. As a result, regular distributions throughout the year are likely to include a portion of expected long-term gains (both realized and unrealized), along with net investment income.

Important points to understand about the managed distribution program are:

•  Each Fund seeks to establish a relatively stable distribution rate that roughly corresponds to the projected total return from its investment strategy over an extended period of time. However, you should not draw any conclusions about a Fund's past or future investment performance from its current distribution rate.

•  Actual returns will differ from projected long-term returns (and therefore a Fund's distribution rate), at least over shorter time periods. Over a specific timeframe, the difference between actual returns and total distributions will be reflected in an increasing (returns exceed distributions) or a decreasing (distributions exceed returns) Fund net asset value.

•  Each distribution is expected to be paid from some or all of the following sources:

•  net investment income (regular interest and dividends),

•  realized capital gains, and

•  unrealized gains, or, in certain cases, a return of principal (non-taxable distributions).

•  A non-taxable distribution is a payment of a portion of a Fund's capital. When a Fund's returns exceed distributions, it may represent portfolio gains generated, but not realized as a taxable capital gain. In periods when a Fund's return falls short of distributions, the shortfall will represent a portion of your original principal, unless the shortfall is offset during other time periods over the life of your investment (previous or subsequent) when a Fund's total return exceeds distributions.

•  Because distribution source estimates are updated during the year based on a Fund's performance and forecast for its current fiscal year (which is the calendar year for each

Nuveen Investments

Fund), estimates on the nature of your distributions provided at the time distributions are paid may differ from both the tax information reported to you in your Fund's IRS Form 1099 statement provided at year end, as well as the ultimate economic sources of distributions over the life of your investment.

The following table provides estimated information regarding each Fund's distributions and total return performance for the six months ended June 30, 2010. The distribution information is presented on a tax basis rather than a generally accepted accounting principles (GAAP) basis. This information is intended to help you better understand whether the Fund's returns for the specified time period were sufficient to meet each Fund's distributions.

As of 6/30/10	JPZ	JSN	JLA	JPG
Inception date	10/26/04	1/26/05	5/25/05	11/22/05
Six months ended June 30, 2010:
Per share distribution:
From net investment income	$0.11	$0.08	$0.05	$0.11
From realized capital gains	0.38	0.02	0.09	0.00
Return of capital	0.15	0.57	0.52	0.45
Total per share distribution	$0.64	$0.67	$0.66	$0.56
Annualized distribution rate on NAV	10.60%	11.01%	10.63%	8.73%
Average annual total returns:
Six-Month (Cumulative) on NAV	-2.99%	-3.62%	-3.55%	-3.61%
1-Year on NAV	9.36%	7.29%	7.52%	10.03%
5-Year on NAV	.52%	1.07%	1.30%	N/A
Since inception on NAV	1.25%	1.37%	1.29%	-0.35%

Share Repurchases and Share Price Information

As of June 30, 2010, and since the inception of the Funds' repurchase program, the Funds have cumulatively repurchased shares as shown in the accompanying table.

Fund	Shares Repurchased	% of Outstanding Shares
JPZ	264,200	0.7%
JSN	479,300	0.7%
JLA	268,050	1.0%
JPG	224,700	1.4%

During the six-month reporting period, the Funds did not repurchase any of their outstanding shares.

As of June 30, 2010, the Funds' share prices were trading at (+) premiums/(-) discounts relative to their NAVs as shown in the accompanying table.

Fund	6/30/10 (+) Premium/ (-) Discount	Six-Month Average (-) Discount
JPZ	+0.17%	-1.99%
JSN	-0.90%	-2.07%
JLA	-1.93%	-3.58%
JPG	-1.09%	-5.29%

Nuveen Investments

Fund Snapshot

Share Price	$12.09
Net Asset Value	$12.07
Premium/(Discount) to NAV	0.17%
Current Distribution Rate[1]	10.59%
Net Assets ($000)	$464,749

Average Annual Total Return

(Inception 10/26/04)

	On Share Price	On NAV
6-Month (Cumulative)	-2.23%	-2.99%
1-Year	24.56%	9.36%
5-Year	-0.16%	0.52%
Since Inception	0.99%	1.25%

Portfolio Composition

(as a % of total common stocks)

Oil, Gas & Consumable Fuels	9.3%
Pharmaceuticals	7.8%
Diversified Financial Services	4.6%
Diversified Telecommunication Services	4.0%
Software	3.9%
IT Services	3.4%
Computers & Peripherals	3.2%
Commercial Banks	3.0%
Aerospace & Defense	2.8%
Industrial Conglomerates	2.8%
Semiconductors & Equipment	2.6%
Household Products	2.5%
Beverages	2.4%
Media	2.4%
Communications Equipment	2.4%
Real Estate Investment Trust	2.3%
Insurance	2.2%
Specialty Retail	2.2%
Chemicals	2.2%
Machinery	2.1%
Energy Equipment & Services	2.1%
Multi-Utilities	2.1%
Food & Staples Retailing	2.1%
Internet Software & Services	2.0%
Tobacco	2.0%
Health Care Providers & Services	1.9%
Other	19.7%

JPZ

Performance

OVERVIEW

Nuveen Equity Premium Income Fund

  as of June 30, 2010

Fund Allocation (as a % of total net assets)

2009-2010 Distributions Per Share

Share Price Performance — Weekly Closing Price

1 Current Distribution Rate is based on the Fund's current annualized quarterly distribution divided by the Fund's current market price. The Fund's quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

2 Other assets less liabilities.

Nuveen Investments

JSN

Performance

OVERVIEW

Nuveen Equity Premium Opportunity Fund

  as of June 30, 2010

Fund Allocation (as a % of total net assets)

2009-2010 Distributions Per Share

Share Price Performance — Weekly Closing Price

1 Current Distribution Rate is based on the Fund's current annualized quarterly distribution divided by the Fund's current market price. The Fund's quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

2 Other assets less liabilities.

Fund Snapshot

Share Price	$12.06
Net Asset Value	$12.17
Premium/(Discount) to NAV	-0.90%
Current Distribution Rate[1]	11.14%
Net Assets ($000)	$806,514

Average Annual Total Return

(Inception 1/26/05)

	On Share Price	On NAV
6-Month (Cumulative)	-3.74%	-3.62%
1-Year	21.41%	7.29%
5-Year	0.63%	1.07%
Since Inception	0.91%	1.37%

Portfolio Composition

(as a % of total common stocks)

Computers & Peripherals	9.2%
Oil, Gas & Consumable Fuels	6.3%
Software	6.2%
Pharmaceuticals	5.9%
Communications Equipment	4.4%
Semiconductors & Equipment	3.9%
Internet Software & Services	3.9%
Diversified Financial Services	3.2%
Media	3.2%
Biotechnology	3.1%
IT Services	2.4%
Commercial Banks	2.3%
Diversified Telecommunication Services	2.3%
Aerospace & Defense	2.2%
Food & Staples Retailing	2.2%
Capital Markets	2.1%
Beverages	2.0%
Household Products	2.0%
Health Care Providers & Services	2.0%
Specialty Retail	1.9%
Health Care Equipment & Supplies	1.8%
Energy Equipment & Services	1.7%
Machinery	1.7%
Gas Utilities	1.5%
Real Estate Investment Trust	1.5%
Chemicals	1.5%
Other	19.6%

Nuveen Investments

Fund Snapshot

Share Price	$12.18
Net Asset Value	$12.42
Premium/(Discount) to NAV	-1.93%
Current Distribution Rate[1]	10.87%
Net Assets ($000)	$321,306

Average Annual Total Return

(Inception 5/25/05)

	On Share Price	On NAV
6-Month (Cumulative)	-1.95%	-3.55%
1-Year	21.93%	7.52%
5-Year	0.91%	1.30%
Since Inception	0.62%	1.29%

Portfolio Composition

(as a % of total common stocks)

Computers & Peripherals	13.0%
Software	8.2%
Communications Equipment	6.0%
Semiconductors & Equipment	5.2%
Internet Software & Services	4.9%
Pharmaceuticals	4.9%
Biotechnology	4.7%
Oil, Gas & Consumable Fuels	4.2%
Media	3.9%
IT Services	3.4%
Hotels, Restaurants & Leisure	2.6%
Diversified Financial Services	2.1%
Health Care Providers & Services	1.9%
Diversified Telecommunication Services	1.7%
Specialty Retail	1.7%
Health Care Equipment & Supplies	1.6%
Internet & Catalog Retail	1.6%
Machinery	1.5%
Food & Staples Retailing	1.4%
Commercial Banks	1.4%
Beverages	1.3%
Energy Equipment & Services	1.3%
Electrical Equipment	1.3%
Capital Markets	1.2%
Other	19.0%

JLA

Performance

OVERVIEW

Nuveen Equity Premium Advantage Fund

  as of June 30, 2010

Fund Allocation (as a % of total net assets)

2009-2010 Distributions Per Share

Share Price Performance — Weekly Closing Price

1 Current Distribution Rate is based on the Fund's current annualized quarterly distribution divided by the Fund's current market price. The Fund's quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

2 Other assets less liabilities.

Nuveen Investments

JPG

Performance

OVERVIEW

Nuveen Equity Premium and Growth Fund

  as of June 30, 2010

Fund Allocation (as a % of total net assets)

2009-2010 Distributions Per Share

Share Price Performance — Weekly Closing Price

1 Current Distribution Rate is based on the Fund's current annualized quarterly distribution divided by the Fund's current market price. The Fund's quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

2 Other assets less liabilities.

Fund Snapshot

Share Price	$12.69
Net Asset Value	$12.83
Premium/(Discount) to NAV	-1.09%
Current Distribution Rate[1]	8.83%
Net Assets ($000)	$209,328

Average Annual Total Return

(Inception 11/22/05)

	On Share Price	On NAV
6-Month (Cumulative)	1.10%	-3.61%
1-Year	20.61%	10.03%
Since Inception	-0.82%	-0.35%

Portfolio Composition

(as a % of total common stocks)

Oil, Gas & Consumable Fuels	9.7%
Pharmaceuticals	8.2%
Diversified Financial Services	4.8%
Software	4.1%
Diversified Telecommunication Services	3.7%
Computers & Peripherals	3.4%
IT Services	3.3%
Commercial Banks	2.9%
Aerospace & Defense	2.9%
Household Products	2.7%
Semiconductors & Equipment	2.7%
Communications Equipment	2.6%
Specialty Retail	2.5%
Multi-Utilities	2.5%
Insurance	2.5%
Industrial Conglomerates	2.4%
Beverages	2.4%
Chemicals	2.2%
Machinery	2.2%
Capital Markets	2.2%
Energy Equipment & Services	2.2%
Food & Staples Retailing	2.1%
Health Care Providers & Services	2.1%
Internet Software & Services	2.1%
Tobacco	2.0%
Other	19.6%

Nuveen Investments

JPZ

JSN

JLA

JPG

Shareholder MEETING REPORT

The annual meeting of shareholders was held in the offices of Nuveen Investments on April 6, 2010; at this meeting the shareholders were asked to vote on the election of Board Members.

	JPZ	JSN	JLA	JPG
	Common Shares	Common Shares	Common Shares	Common Shares
Approval of the Board Members was reached as follows:
William C. Hunter
For	31,830,596	56,826,309	19,712,649	13,394,928
Withhold	3,327,243	4,655,477	2,956,730	1,420,627
Total	35,157,839	61,481,786	22,669,379	14,815,555
Judith M. Stockdale
For	31,843,489	56,782,985	19,668,359	13,392,588
Withhold	3,314,350	4,698,801	3,001,020	1,422,967
Total	35,157,839	61,481,786	22,669,379	14,815,555
Carole E. Stone
For	31,841,304	56,822,779	19,669,636	13,387,705
Withhold	3,316,535	4,659,007	2,999,743	1,427,850
Total	35,157,839	61,481,786	22,669,379	14,815,555

Nuveen Investments

JPZ

Nuveen Equity Premium Income Fund

Portfolio of INVESTMENTS

  June 30, 2010 (Unaudited)

Shares	Description (1)	Value
	Common Stocks – 96.1%
	Aerospace & Defense – 2.7%
50,389	Boeing Company	$3,161,910
87,200	Honeywell International Inc.	3,403,416
29,605	Raytheon Company	1,432,586
71,088	United Technologies Corporation	4,614,322
	Total Aerospace & Defense	12,612,234
	Air Freight & Logistics – 0.8%
64,277	United Parcel Service, Inc., Class B	3,656,719
	Airlines – 0.1%
37,484	AMR Corporation, (2)	254,142
13,435	Continental Airlines, inc., (2)	295,570
	Total Airlines	549,712
	Auto Components – 0.1%
30,296	Cooper Tire & Rubber	590,772
	Automobiles – 0.7%
241,200	Ford Motor Company, (2)	2,431,296
41,681	Harley-Davidson, Inc.	926,569
	Total Automobiles	3,357,865
	Beverages – 2.3%
111,623	Coca-Cola Company	5,594,545
82,498	PepsiCo, Inc.	5,028,253
	Total Beverages	10,622,798
	Biotechnology – 1.0%
49,557	Amgen Inc., (2)	2,606,698
24,559	Celgene Corporation, (2)	1,248,088
28,599	Gilead Sciences, Inc., (2)	980,374
	Total Biotechnology	4,835,160
	Building Products – 0.1%
42,748	Masco Corporation	459,968
	Capital Markets – 1.6%
84,344	Charles Schwab Corporation	1,195,998
4,333	Goldman Sachs Group, Inc.	568,793
48,534	Jefferies Group, Inc.	1,023,097
40,593	Legg Mason, Inc.	1,137,822
123,866	Morgan Stanley	2,874,930
38,635	Waddell & Reed Financial, Inc., Class A	845,334
	Total Capital Markets	7,645,974

Nuveen Investments

JPZ

Nuveen Equity Premium Income Fund (continued)

Portfolio of INVESTMENTS June 30, 2010 (Unaudited)

Shares	Description (1)	Value
	Chemicals – 2.1%
51,511	Dow Chemical Company	$1,221,841
106,397	E.I. Du Pont de Nemours and Company	3,680,272
28,359	Eastman Chemical Company	1,513,236
3,643	Lubrizol Corporation	292,569
23,288	Monsanto Company	1,076,371
16,700	NL Industries Inc.	101,870
53,293	Olin Corporation	964,070
60,403	RPM International, Inc.	1,077,590
	Total Chemicals	9,927,819
	Commercial Banks – 2.9%
33,724	Comerica Incorporated	1,242,055
30,047	HSBC Holdings PLC, Sponsored ADR	1,369,843
2,901	PNC Financial Services Group, Inc.	163,907
2,649	Toronto-Dominion Bank	171,947
177,092	U.S. Bancorp	3,958,006
257,392	Wells Fargo & Company	6,589,235
	Total Commercial Banks	13,494,993
	Commercial Services & Supplies – 0.8%
3,177	Avery Dennison Corporation	102,077
56,149	Deluxe Corporation	1,052,794
40,642	Pitney Bowes Inc.	892,498
21,600	R.R. Donnelley & Sons Company	353,592
24,100	Standard Register Company	75,674
39,903	Waste Management, Inc.	1,248,565
	Total Commercial Services & Supplies	3,725,200
	Communications Equipment – 2.3%
14,156	ADTRAN, Inc.	386,034
8,005	Ciena Corporation, (2)	101,503
282,466	Cisco Systems, Inc., (2)	6,019,350
11,034	JDS Uniphase Corporation, (2)	108,575
221,002	Motorola, Inc., (2)	1,440,933
77,162	QUALCOMM, Inc.	2,534,000
	Total Communications Equipment	10,590,395
	Computers & Peripherals – 3.0%
42,001	Apple, Inc., (2)	10,564,512
95,726	Dell Inc., (2)	1,154,456
132,173	EMC Corporation, (2)	2,418,766
	Total Computers & Peripherals	14,137,734
	Consumer Finance – 0.1%
42,236	Discover Financial Services	590,459
	Containers & Packaging – 0.2%
43,759	Packaging Corp. of America	963,573
5,718	Sonoco Products Company	174,285
	Total Containers & Packaging	1,137,858
	Distributors – 0.3%
38,978	Genuine Parts Company	1,537,682
	Diversified Consumer Services – 0.1%
7,623	Apollo Group, Inc., Class A, (2)	323,749

Nuveen Investments

Shares	Description (1)	Value
	Diversified Financial Services – 4.5%
410,200	Bank of America Corporation	$5,894,574
607,669	Citigroup Inc., (2)	2,284,835
7,355	CME Group, Inc.	2,070,800
253,782	JP Morgan Chase & Co.	9,290,959
43,506	New York Stock Exchange Euronext	1,202,071
	Total Diversified Financial Services	20,743,239
	Diversified Telecommunication Services – 3.9%
436,072	AT&T Inc.	10,548,582
17,815	CenturyTel, Inc.	593,418
206,568	Frontier Communications Corporation	1,468,698
181,341	Verizon Communications Inc.	5,081,175
20,804	Windstream Corporation	219,690
	Total Diversified Telecommunication Services	17,911,563
	Electric Utilities – 1.6%
3,600	DPL Inc.	86,040
131,100	Duke Energy Corporation	2,097,600
3,713	Exelon Corporation	140,983
27,323	Great Plains Energy Incorporated	465,037
80,800	Pepco Holdings, Inc.	1,266,944
33,445	Progress Energy, Inc.	1,311,713
58,348	Southern Company	1,941,821
	Total Electric Utilities	7,310,138
	Electrical Equipment – 1.0%
83,445	Emerson Electric Company	3,645,712
15,759	Rockwell Automation, Inc.	773,609
	Total Electrical Equipment	4,419,321
	Electronic Equipment & Instruments – 0.4%
126,298	Corning Incorporated	2,039,713
	Energy Equipment & Services – 2.0%
6,964	Diamond Offshore Drilling, Inc.	433,091
18,452	ENSCO International PLC, Sponsored ADR	724,795
110,699	Halliburton Company	2,717,660
7,759	Patterson-UTI Energy, Inc.	99,858
76,279	Schlumberger Limited	4,221,280
18,335	Smith International, Inc.	690,313
16,157	Tidewater Inc.	625,599
	Total Energy Equipment & Services	9,512,596
	Food & Staples Retailing – 2.0%
105,848	CVS Caremark Corporation	3,103,463
38,696	SUPERVALU INC.	419,465
118,097	Wal-Mart Stores, Inc.	5,676,923
	Total Food & Staples Retailing	9,199,851
	Food Products – 1.1%
149,138	Kraft Foods Inc., Class A	4,175,864
57,000	Sara Lee Corporation	803,700
	Total Food Products	4,979,564

Nuveen Investments

JPZ

Nuveen Equity Premium Income Fund (continued)

Portfolio of INVESTMENTS June 30, 2010 (Unaudited)

Shares	Description (1)	Value
	Gas Utilities – 1.0%
14,837	AGL Resources Inc.	$531,461
28,666	Atmos Energy Corporation	775,129
22,995	National Fuel Gas Company	1,055,011
25,417	Nicor Inc.	1,029,389
24,793	ONEOK, Inc.	1,072,297
	Total Gas Utilities	4,463,287
	Health Care Equipment & Supplies – 0.9%
12,338	Hologic Inc., (2)	171,868
3,518	Intuitive Surgical, Inc., (2)	1,110,351
81,113	Medtronic, Inc.	2,941,969
	Total Health Care Equipment & Supplies	4,224,188
	Health Care Providers & Services – 1.8%
6,901	Brookdale Senior Living Inc., (2)	103,515
15,450	Coventry Health Care, Inc., (2)	273,156
38,694	Express Scripts, Inc., (2)	1,819,392
1,116	Henry Schein Inc., (2)	61,268
39,267	Kindred Healthcare Inc., (2)	504,188
31,464	Medco Health Solutions, Inc., (2)	1,733,037
90,188	UnitedHealth Group Incorporated	2,561,339
29,333	Wellpoint Inc., (2)	1,435,264
	Total Health Care Providers & Services	8,491,159
	Health Care Technology – 0.0%
57	Cerner Corporation, (2)	4,326
	Hotels, Restaurants & Leisure – 1.4%
17,800	Carnival Corporation	538,272
42,761	International Game Technology	671,348
2,272	Interval Leisure Group Inc., (2)	28,286
82,848	McDonald's Corporation	5,457,198
	Total Hotels, Restaurants & Leisure	6,695,104
	Household Durables – 1.3%
13,597	Garmin Limited	396,760
93,075	Newell Rubbermaid Inc.	1,362,618
39,114	Stanley Black & Decker Inc.	1,976,039
22,404	Tupperware Corporation	892,799
17,867	Whirlpool Corporation	1,569,080
	Total Household Durables	6,197,296
	Household Products – 2.5%
21,955	Colgate-Palmolive Company	1,729,176
14,760	Kimberly-Clark Corporation	894,899
145,813	Procter & Gamble Company	8,745,864
	Total Household Products	11,369,939
	Industrial Conglomerates – 2.7%
24,463	3M Co.	1,932,332
731,879	General Electric Company	10,553,695
57	Siemens AG, Sponsored ADR	5,103
	Total Industrial Conglomerates	12,491,130

Nuveen Investments

Shares	Description (1)	Value
	Insurance – 2.2%
58,427	Allstate Corporation	$1,678,608
11,874	Arthur J. Gallagher & Co.	289,488
46,985	Fidelity National Financial Inc., Class A	610,335
21,200	Hartford Financial Services Group, Inc.	469,156
76,562	Lincoln National Corporation	1,859,691
72,500	Marsh & McLennan Companies, Inc.	1,634,875
42,977	Travelers Companies, Inc.	2,116,617
52,700	Unitrin, Inc.	1,349,120
	Total Insurance	10,007,890
	Internet & Catalog Retail – 0.5%
17,783	Amazon.com, Inc., (2)	1,942,971
3,103	HSN, Inc., (2)	74,472
2,978	Priceline.com Incorporated, (2)	525,736
	Total Internet & Catalog Retail	2,543,179
	Internet Software & Services – 2.0%
14,527	Akamai Technologies, Inc., (2)	589,360
63,227	eBay Inc., (2)	1,239,881
11,779	Google Inc., Class A, (2)	5,241,066
44,605	United Online, Inc.	256,925
5,616	ValueClick, Inc., (2)	60,035
25,228	VeriSign, Inc., (2)	669,803
78,773	Yahoo! Inc., (2)	1,089,431
	Total Internet Software & Services	9,146,501
	IT Services – 3.3%
37,471	Automatic Data Processing, Inc.	1,508,582
21,368	Cognizant Technology Solutions Corporation, Class A, (2)	1,069,682
23,364	Fidelity National Information Services	626,622
74,946	International Business Machines Corporation (IBM)	9,254,332
3,197	Lender Processing Services Inc.	100,098
6,331	MasterCard, Inc.	1,263,224
36,134	Paychex, Inc.	938,400
5,906	Visa Inc.	417,850
	Total IT Services	15,178,790
	Leisure Equipment & Products – 0.2%
39,513	Eastman Kodak Company, (2)	171,486
11,848	Polaris Industries Inc.	647,138
	Total Leisure Equipment & Products	818,624
	Machinery – 2.0%
37,366	Caterpillar Inc.	2,244,576
26,052	Cummins Inc.	1,696,767
28,819	Deere & Company	1,604,642
13,600	Graco Inc.	383,384
13,220	Ingersoll Rand PLC	455,958
18,030	Parker Hannifin Corporation	999,944
11,767	Snap-on Incorporated	481,388
25,530	SPX Corporation	1,348,239
12,000	Timken Company	311,880
	Total Machinery	9,526,778

Nuveen Investments

JPZ

Nuveen Equity Premium Income Fund (continued)

Portfolio of INVESTMENTS June 30, 2010 (Unaudited)

Shares	Description (1)	Value
	Media – 2.3%
60,282	CBS Corporation, Class B	$779,446
139,536	Comcast Corporation, Class A	2,423,740
39,613	New York Times, Class A, (2)	342,652
35,396	Omnicom Group, Inc.	1,214,083
114,479	Regal Entertainment Group, Class A	1,492,806
138,485	Walt Disney Company	4,362,278
	Total Media	10,615,005
	Metals & Mining – 0.6%
73,484	Alcoa Inc.	739,249
27,262	Nucor Corporation	1,043,589
35,874	Southern Copper Corporation	952,096
	Total Metals & Mining	2,734,934
	Multiline Retail – 1.1%
11	Dollar Tree Stores Inc., (2)	437
4,000	Family Dollar Stores, Inc.	150,760
41,402	Macy's, Inc.	741,096
47,494	Nordstrom, Inc.	1,528,832
8,076	Sears Holding Corporation, (2)	522,113
41,376	Target Corporation	2,034,458
	Total Multiline Retail	4,977,696
	Multi-Utilities – 2.0%
40,360	Ameren Corporation	959,357
35,279	Consolidated Edison, Inc.	1,520,525
71,595	Integrys Energy Group, Inc.	3,131,565
15,861	Northwestern Corporation	415,558
32,717	OGE Energy Corp.	1,196,134
66,981	Public Service Enterprise Group Incorporated	2,098,515
	Total Multi-Utilities	9,321,654
	Oil, Gas & Consumable Fuels – 8.9%
12,670	BP PLC, Sponsored ADR	365,910
9,051	Cenovus Energy Inc.	233,425
122,059	Chevron Corporation	8,282,924
99,438	ConocoPhillips	4,881,411
46,182	CONSOL Energy Inc.	1,559,104
27,271	Continental Resources Inc., (2)	1,216,832
9,051	EnCana Corporation	274,607
37,711	EOG Resources, Inc.	3,709,631
254,061	Exxon Mobil Corporation	14,499,261
53,070	Occidental Petroleum Corporation	4,094,351
7,724	Suncor Energy, Inc.	227,395
11,032	Total SA, Sponsored ADR	492,468
92,575	Valero Energy Corporation	1,664,499
	Total Oil, Gas & Consumable Fuels	41,501,818
	Paper & Forest Products – 0.3%
34,387	Weyerhaeuser Company	1,210,422
	Pharmaceuticals – 7.5%
104,481	Abbott Laboratories	4,887,621
153,129	Bristol-Myers Squibb Company	3,819,037
66,740	Eli Lilly and Company	2,235,790
154,094	Johnson & Johnson	9,100,792
204,085	Merck & Company Inc.	7,136,852

Nuveen Investments

Shares	Description (1)	Value
	Pharmaceuticals (continued)
505,369	Pfizer Inc.	$7,206,562
14,222	Sanofi-Aventis, Sponsored ADR	427,513
	Total Pharmaceuticals	34,814,167
	Professional Services – 0.1%
3,665	Manpower Inc.	158,255
20,209	Resources Connection, Inc., (2)	274,842
	Total Professional Services	433,097
	Real Estate Investment Trust – 2.3%
52,906	Annaly Capital Management Inc.	907,338
46,493	Brandywine Realty Trust	499,800
54,183	CapLease Inc.	249,784
32,157	Health Care REIT, Inc.	1,354,453
49,625	Healthcare Realty Trust, Inc.	1,090,261
45,684	Hospitality Properties Trust	963,932
116,913	HRPT Properties Trust	726,030
88,469	Lexington Corporate Properties Trust	531,699
30,821	Liberty Property Trust	889,186
17,263	Medical Properties Trust Inc.	162,963
28,311	MFA Mortgage Investments, Inc.	209,501
42,355	Nationwide Health Properties, Inc.	1,515,038
30,300	Senior Housing Properties Trust	609,333
11,215	Sun Communities Inc.	291,141
61,650	U-Store-It Trust	459,909
	Total Real Estate Investment Trust	10,460,368
	Road & Rail – 0.6%
18,105	Norfolk Southern Corporation	960,470
27,209	Union Pacific Corporation	1,891,298
	Total Road & Rail	2,851,768
	Semiconductors & Equipment – 2.5%
27,457	Analog Devices, Inc.	764,952
103,121	Applied Materials, Inc.	1,239,514
21,444	Broadcom Corporation, Class A	707,009
279,836	Intel Corporation	5,442,810
12,846	Intersil Holding Corporation, Class A	155,565
6,596	Lam Research Corporation, (2)	251,044
24,226	Microchip Technology Incorporated	672,029
24,800	National Semiconductor Corporation	333,808
33,221	NVIDIA Corporation, (2)	339,186
67,000	Texas Instruments Incorporated	1,559,760
	Total Semiconductors & Equipment	11,465,677
	Software – 3.7%
31,378	Adobe Systems Incorporated, (2)	829,321
15,104	Autodesk, Inc., (2)	367,933
3,113	McAfee Inc., (2)	95,631
432,556	Microsoft Corporation	9,953,114
232,161	Oracle Corporation	4,982,175
10,181	Salesforce.com, Inc., (2)	873,733
3,000	Sybase, Inc., (2)	193,980
	Total Software	17,295,887

Nuveen Investments

JPZ

Nuveen Equity Premium Income Fund (continued)

Portfolio of INVESTMENTS June 30, 2010 (Unaudited)

Shares	Description (1)	Value
	Specialty Retail – 2.1%
26,963	Abercrombie & Fitch Co., Class A	$827,494
46,762	American Eagle Outfitters, Inc.	549,454
34,498	Best Buy Co., Inc.	1,168,102
108,836	Home Depot, Inc.	3,055,027
51,450	Limited Brands, Inc.	1,135,502
85,724	Lowe's Companies, Inc.	1,750,484
236	Ross Stores, Inc.	12,576
10,866	Tiffany & Co.	411,930
25,162	TJX Companies, Inc.	1,055,546
	Total Specialty Retail	9,966,115
	Textiles, Apparel & Luxury Goods – 0.4%
7,159	Cherokee Inc.	122,419
21,365	VF Corporation	1,520,761
	Total Textiles, Apparel & Luxury Goods	1,643,180
	Thrifts & Mortgage Finance – 0.3%
18,803	Hudson City Bancorp, Inc.	230,149
60,610	New York Community Bancorp, Inc.	925,515
38,788	TrustCo Bank Corporation NY	217,213
	Total Thrifts & Mortgage Finance	1,372,877
	Tobacco – 1.9%
166,624	Altria Group, Inc.	3,339,145
109,828	Philip Morris International	5,034,516
10,734	Reynolds American Inc.	559,456
1	Vector Group Ltd.	17
	Total Tobacco	8,933,134
	Wireless Telecommunication Services – 0.0%
5,500	USA Mobility Inc.	71,061
	Total Common Stocks (cost $459,319,905)	446,740,127

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 7.3%
$33,896	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2010, repurchase price $33,895,608, collateralized by $34,710,000 U.S. Treasury Notes, 2.500%, due 6/30/17, value $34,579,838	0.000%	7/01/10	$33,895,608
	Total Short-Term Investments (cost $33,895,608)			33,895,608
	Total Investments (cost $493,215,513) – 103.4%			480,635,735
	Other Assets Less Liabilities – (3.4)%			(15,886,331)
	Net Assets – 100%			$464,749,404

Nuveen Investments

Investments in Derivatives

Call Options Written at June 30, 2010:

Number of Contracts	Type	Notional Amount (3)	Expiration Date	Strike Price	Value
	Call Options Written (4)
(559)	S&P 500 Index	$(58,695,000)	7/17/10	$1,050	$(919,555)
(579)	S&P 500 Index	(62,242,500)	7/17/10	1,075	(431,355)
(1,020)	S&P 500 Index	(112,200,000)	7/17/10	1,100	(262,650)
(528)	S&P 500 Index	(55,440,000)	8/21/10	1,050	(1,789,920)
(533)	S&P 500 Index	(57,297,500)	8/21/10	1,075	(1,188,590)
(536)	S&P 500 Index	(58,960,000)	8/21/10	1,100	(726,280)
(536)	S&P 500 Index	(61,640,000)	8/21/10	1,150	(190,280)
(4,291)	Total Call Options Written (premiums received $21,444,485)	$(466,475,000)			$(5,508,630)

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages in the Portfolio of Investments are based on net assets.

  (2)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (3)  For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

  (4)  The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

  ADR  American Depositary Receipt.

See accompanying notes to financial statements.

Nuveen Investments

JSN

Nuveen Equity Premium Opportunity Fund

Portfolio of INVESTMENTS

  June 30, 2010 (Unaudited)

Shares	Description (1)	Value
	Common Stocks – 94.9%
	Aerospace & Defense – 2.1%
66,794	Boeing Company	$4,191,324
76,452	Honeywell International Inc.	2,983,922
24,356	Lockheed Martin Corporation	1,814,522
38,898	Northrop Grumman Corporation	2,117,607
37,398	Raytheon Company	1,809,689
63,280	United Technologies Corporation	4,107,505
	Total Aerospace & Defense	17,024,569
	Air Freight & Logistics – 0.8%
113,690	United Parcel Service, Inc., Class B	6,467,824
	Airlines – 0.1%
138,259	AMR Corporation, (2)	937,396
	Auto Components – 0.3%
127,177	Gentex Corporation	2,286,642
	Automobiles – 0.3%
144,700	Ford Motor Company, (2)	1,458,576
33,442	Harley-Davidson, Inc.	743,416
	Total Automobiles	2,201,992
	Beverages – 1.9%
169,456	Coca-Cola Company	8,493,135
117,707	PepsiCo, Inc.	7,174,242
	Total Beverages	15,667,377
	Biotechnology – 2.9%
137,407	Amgen Inc., (2)	7,227,608
85,363	Biogen Idec Inc., (2)	4,050,474
114,733	Celgene Corporation, (2)	5,830,731
192,408	Gilead Sciences, Inc., (2)	6,595,746
	Total Biotechnology	23,704,559
	Capital Markets – 2.0%
159,239	Charles Schwab Corporation	2,258,009
48,725	Eaton Vance Corporation	1,345,297
42,100	Goldman Sachs Group, Inc.	5,526,467
41,872	Legg Mason, Inc.	1,173,672
146,583	Morgan Stanley	3,402,191
21,416	UBS AG, (2)	283,120
93,004	Waddell & Reed Financial, Inc., Class A	2,034,928
	Total Capital Markets	16,023,684
	Chemicals – 1.4%
61,593	Dow Chemical Company	1,460,986
58,405	E.I. Du Pont de Nemours and Company	2,020,229

Nuveen Investments

Shares	Description (1)	Value
	Chemicals (continued)
38,681	Eastman Chemical Company	$2,064,018
22,467	Lubrizol Corporation	1,804,325
49,021	Monsanto Company	2,265,751
2,672	Potash Corporation of Saskatchewan	230,433
103,452	RPM International, Inc.	1,845,584
	Total Chemicals	11,691,326
	Commercial Banks – 2.2%
65,480	Fifth Third Bancorp.	804,749
83,686	First Horizon National Corporation, (2)	958,210
10,611	HSBC Holdings PLC, Sponsored ADR	483,755
6	Lloyds Banking Group PLC, Sponsored ADR	19
43,429	Toronto-Dominion Bank	2,818,976
255,613	U.S. Bancorp	5,712,951
281,689	Wells Fargo & Company	7,211,238
	Total Commercial Banks	17,989,898
	Commercial Services & Supplies – 0.6%
81,168	Deluxe Corporation	1,521,900
49,936	R.R. Donnelley & Sons Company	817,452
91,077	Waste Management, Inc.	2,849,799
	Total Commercial Services & Supplies	5,189,151
	Communications Equipment – 4.2%
49,954	ADTRAN, Inc.	1,362,246
13,861	Aviat Networks Inc., (2)	50,315
645,569	Cisco Systems, Inc., (2)	13,757,075
46,488	Harris Corporation	1,936,225
76,265	Motorola, Inc., (2)	497,248
356,513	QUALCOMM, Inc.	11,707,887
91,627	Research In Motion Limited, (2)	4,513,546
	Total Communications Equipment	33,824,542
	Computers & Peripherals – 8.7%
217,190	Apple, Inc., (2)	54,629,802
164,559	Dell Inc., (2)	1,984,582
193,543	EMC Corporation, (2)	3,541,837
182,171	Hewlett-Packard Company	7,884,361
56,024	Network Appliance Inc., (2)	2,090,255
	Total Computers & Peripherals	70,130,837
	Consumer Finance – 0.6%
72,226	American Express Company	2,867,372
72,637	Discover Financial Services	1,015,465
77,393	SLM Corporation, (2)	804,113
	Total Consumer Finance	4,686,950
	Containers & Packaging – 0.4%
78,989	Packaging Corp. of America	1,739,338
50,628	Sonoco Products Company	1,543,141
	Total Containers & Packaging	3,282,479
	Distributors – 0.3%
55,680	Genuine Parts Company	2,196,576

Nuveen Investments

JSN

Nuveen Equity Premium Opportunity Fund (continued)

Portfolio of INVESTMENTS June 30, 2010 (Unaudited)

Shares	Description (1)	Value
	Diversified Consumer Services – 0.1%
35,953	Hillenbrand Inc.	$769,035
	Diversified Financial Services – 3.1%
524,945	Bank of America Corporation	7,543,460
549,735	Citigroup Inc., (2)	2,067,004
11,080	CME Group, Inc.	3,119,574
110,655	ING Groep N.V, Sponsored ADR	819,954
304,132	JP Morgan Chase & Co.	11,134,273
	Total Diversified Financial Services	24,684,265
	Diversified Telecommunication Services – 2.2%
527,445	AT&T Inc.	12,758,895
183,393	Verizon Communications Inc.	5,138,672
	Total Diversified Telecommunication Services	17,897,567
	Electric Utilities – 1.2%
128,436	Companhia Energetica de Minas Gerais, Sponsored ADR	1,884,156
186,542	Duke Energy Corporation	2,984,672
112,676	Great Plains Energy Incorporated	1,917,746
129,707	Pepco Holdings, Inc.	2,033,806
25,438	Pinnacle West Capital Corporation	924,926
	Total Electric Utilities	9,745,306
	Electrical Equipment – 1.4%
26,965	Cooper Industries PLC	1,186,460
113,556	Emerson Electric Company	4,961,262
11,240	Hubbell Incorporated, Class B	446,116
31,575	Rockwell Automation, Inc.	1,550,017
49,398	Roper Industries Inc.	2,764,312
	Total Electrical Equipment	10,908,167
	Electronic Equipment & Instruments – 0.3%
165,240	Corning Incorporated	2,668,626
	Energy Equipment & Services – 1.6%
29,127	Diamond Offshore Drilling, Inc.	1,811,408
36,079	ENSCO International PLC, Sponsored ADR	1,417,183
167,993	Halliburton Company	4,124,228
54,107	Patterson-UTI Energy, Inc.	696,357
80,923	Schlumberger Limited	4,478,279
17,510	Tidewater Inc.	677,987
	Total Energy Equipment & Services	13,205,442
	Food & Staples Retailing – 2.1%
134,293	CVS Caremark Corporation	3,937,471
90,344	Kroger Co.	1,778,873
38,974	SUPERVALU INC.	422,478
81,914	Walgreen Co.	2,187,104
175,013	Wal-Mart Stores, Inc.	8,412,875
	Total Food & Staples Retailing	16,738,801
	Food Products – 0.7%
153,101	Kraft Foods Inc., Class A	4,286,828
109,395	Sara Lee Corporation	1,542,470
	Total Food Products	5,829,298

Nuveen Investments

Shares	Description (1)	Value
	Gas Utilities – 1.5%
23,164	AGL Resources Inc.	$829,734
100,700	Atmos Energy Corporation	2,722,928
78,051	National Fuel Gas Company	3,580,980
62,725	Nicor Inc.	2,540,363
49,805	ONEOK, Inc.	2,154,066
	Total Gas Utilities	11,828,071
	Health Care Equipment & Supplies – 1.7%
78,048	Baxter International, Inc.	3,171,871
36,821	Hill Rom Holdings Inc.	1,120,463
106,091	Hologic Inc., (2)	1,477,848
12,205	Intuitive Surgical, Inc., (2)	3,852,142
112,438	Medtronic, Inc.	4,078,126
	Total Health Care Equipment & Supplies	13,700,450
	Health Care Providers & Services – 1.9%
54,103	Aetna Inc.	1,427,237
62,293	Brookdale Senior Living Inc., (2)	934,395
26,104	Coventry Health Care, Inc., (2)	461,519
140,154	Express Scripts, Inc., (2)	6,590,041
107,386	UnitedHealth Group Incorporated	3,049,762
54,343	Wellpoint Inc., (2)	2,659,003
	Total Health Care Providers & Services	15,121,957
	Hotels, Restaurants & Leisure – 1.4%
51,390	International Game Technology	806,823
113,412	McDonald's Corporation	7,470,448
28,303	Starwood Hotels & Resorts Worldwide, Inc.	1,172,593
27,090	Wynn Resorts Ltd	2,066,154
	Total Hotels, Restaurants & Leisure	11,516,018
	Household Durables – 0.7%
97,917	KB Home	1,077,087
78,018	Newell Rubbermaid Inc.	1,142,184
40,513	Stanley Black & Decker Inc.	2,046,717
19,851	Whirlpool Corporation	1,743,315
	Total Household Durables	6,009,303
	Household Products – 1.9%
44,849	Colgate-Palmolive Company	3,532,307
193,474	Procter & Gamble Company	11,604,571
	Total Household Products	15,136,878
	Industrial Conglomerates – 1.4%
21,091	3M Co.	1,665,978
691,146	General Electric Company	9,966,325
	Total Industrial Conglomerates	11,632,303
	Insurance – 1.2%
52,433	Allstate Corporation	1,506,400
3,641	American International Group, (2)	125,396
26,066	Arthur J. Gallagher & Co.	635,489
92,800	CNO Financial Group Inc., (2)	459,360
189,397	Fidelity National Financial Inc., Class A	2,460,267
50,700	Genworth Financial Inc., Class A, (2)	662,649
11,700	Hartford Financial Services Group, Inc.	258,921
26,400	Lincoln National Corporation	641,256

Nuveen Investments

JSN

Nuveen Equity Premium Opportunity Fund (continued)

Portfolio of INVESTMENTS June 30, 2010 (Unaudited)

Shares	Description (1)	Value
	Insurance (continued)
103,489	Marsh & McLennan Companies, Inc.	$2,333,677
13,952	Unitrin, Inc.	357,171
	Total Insurance	9,440,586
	Internet & Catalog Retail – 0.9%
65,094	Amazon.com, Inc., (2)	7,112,170
13,070	HSN, Inc., (2)	313,680
	Total Internet & Catalog Retail	7,425,850
	Internet Software & Services – 3.7%
38,488	Akamai Technologies, Inc., (2)	1,561,458
41,830	Baidu.com, Inc., Sponsored ADR, (2)	2,847,786
58,343	Earthlink, Inc.	464,410
220,361	eBay Inc., (2)	4,321,279
34,229	Google Inc., Class A, (2)	15,230,195
22,576	IAC/InterActiveCorp., (2)	495,995
30,343	United Online, Inc.	174,776
81,924	VeriSign, Inc., (2)	2,175,082
160,361	Yahoo! Inc., (2)	2,217,793
	Total Internet Software & Services	29,488,774
	IT Services – 2.3%
112,898	Automatic Data Processing, Inc.	4,545,273
46,298	Fidelity National Information Services	1,241,712
77,317	International Business Machines Corporation (IBM)	9,547,103
14,762	Lender Processing Services Inc.	462,198
102,484	Paychex, Inc.	2,661,509
	Total IT Services	18,457,795
	Leisure Equipment & Products – 0.3%
77,138	Mattel, Inc.	1,632,240
14,833	Polaris Industries Inc.	810,178
	Total Leisure Equipment & Products	2,442,418
	Machinery – 1.6%
75,110	Caterpillar Inc.	4,511,858
24,978	Deere & Company	1,390,775
43,913	Graco Inc.	1,237,907
27,670	Joy Global Inc.	1,385,990
53,447	SPX Corporation	2,822,536
67,275	Timken Company	1,748,477
	Total Machinery	13,097,543
	Media – 3.0%
412,018	Comcast Corporation, Special Class A	6,769,456
97,817	New York Times, Class A, (2)	846,117
309,975	News Corporation, Class A	3,707,301
62,373	Omnicom Group, Inc.	2,139,394
118,487	Regal Entertainment Group, Class A	1,545,070
355,542	Sirius XM Radio Inc., (2)	337,587
64,816	Viacom Inc., Class B	2,033,278
202,494	Walt Disney Company	6,378,561
159,513	Warner Music Group Corporation, (2)	775,233
	Total Media	24,531,997

Nuveen Investments

Shares	Description (1)	Value
	Metals & Mining – 0.7%
85,534	Alcoa Inc.	$860,472
15,440	Freeport-McMoRan Copper & Gold, Inc.	912,967
78,900	Hecla Mining Company, (2)	411,858
116,703	Southern Copper Corporation	3,097,298
	Total Metals & Mining	5,282,595
	Multiline Retail – 1.2%
58,848	Macy's, Inc.	1,053,379
60,788	Nordstrom, Inc.	1,956,766
35,573	Sears Holding Corporation, (2)	2,299,794
82,546	Target Corporation	4,058,787
	Total Multiline Retail	9,368,726
	Multi-Utilities – 0.8%
62,041	Ameren Corporation	1,474,715
57,468	OGE Energy Corp.	2,101,030
97,043	Public Service Enterprise Group Incorporated	3,040,357
	Total Multi-Utilities	6,616,102
	Oil, Gas & Consumable Fuels – 6.0%
161,449	Chevron Corporation	10,955,929
2,747	CNOOC Limited, Sponsored ADR	467,457
112,699	ConocoPhillips	5,532,394
407,908	Exxon Mobil Corporation	23,279,311
21,654	Hess Corporation	1,090,062
54,253	Occidental Petroleum Corporation	4,185,619
5,321	PetroChina Company Limited, Sponsored ADR	583,873
15,157	Royal Dutch Shell PLC, Class A, Sponsored ADR	761,185
40,039	SandRidge Energy Inc., (2)	233,427
39,133	StatoilHydro ASA	749,397
16,037	Suncor Energy, Inc.	472,129
	Total Oil, Gas & Consumable Fuels	48,310,783
	Pharmaceuticals – 5.6%
135,076	Abbott Laboratories	6,318,855
142,745	Bristol-Myers Squibb Company	3,560,060
80,930	Eli Lilly and Company	2,711,155
12,316	GlaxoSmithKline PLC, Sponsored ADR	418,867
185,529	Johnson & Johnson	10,957,343
326,275	Merck & Company Inc.	11,409,837
694,855	Pfizer Inc.	9,908,632
	Total Pharmaceuticals	45,284,749
	Professional Services – 0.4%
56,869	Manpower Inc.	2,455,603
66,137	Resources Connection, Inc., (2)	899,463
	Total Professional Services	3,355,066
	Real Estate Investment Trust – 1.5%
66,093	Apartment Investment & Management Company, Class A	1,280,221
69,975	Brandywine Realty Trust	752,231
34,687	CBL & Associates Properties Inc.	431,506
114,294	DCT Industrial Trust Inc.	516,609
49,733	Health Care REIT, Inc.	2,094,754
100,726	Lexington Corporate Properties Trust	605,363
46,608	Liberty Property Trust	1,344,641
105,344	Nationwide Health Properties, Inc.	3,768,155

Nuveen Investments

JSN

Nuveen Equity Premium Opportunity Fund (continued)

Portfolio of INVESTMENTS June 30, 2010 (Unaudited)

Shares	Description (1)	Value
	Real Estate Investment Trust (continued)
129,993	U-Store-It Trust	$969,748
	Total Real Estate Investment Trust	11,763,228
	Road & Rail – 0.4%
48,013	Union Pacific Corporation	3,337,384
	Semiconductors & Equipment – 3.8%
93,975	Altera Corporation	2,331,520
73,634	Analog Devices, Inc.	2,051,443
241,972	Applied Materials, Inc.	2,908,503
114,428	Broadcom Corporation, Class A	3,772,691
9,350	First Solar Inc., (2)	1,064,311
546,160	Intel Corporation	10,622,812
26,060	Intersil Holding Corporation, Class A	315,587
78,287	Linear Technology Corporation	2,177,161
109,468	National Semiconductor Corporation	1,473,439
147,921	Texas Instruments Incorporated	3,443,601
	Total Semiconductors & Equipment	30,161,068
	Software – 5.9%
290,858	Activision Blizzard Inc.	3,051,100
164,419	Adobe Systems Incorporated, (2)	4,345,594
78,177	Autodesk, Inc., (2)	1,904,392
55,148	McAfee Inc., (2)	1,694,147
969,747	Microsoft Corporation	22,313,879
663,872	Oracle Corporation	14,246,694
	Total Software	47,555,806
	Specialty Retail – 1.8%
20,823	Abercrombie & Fitch Co., Class A	639,058
59,432	American Eagle Outfitters, Inc.	698,326
67,924	Best Buy Co., Inc.	2,299,907
70,360	CarMax, Inc., (2)	1,400,164
79,661	Gap, Inc.	1,550,203
120,273	Home Depot, Inc.	3,376,063
94,934	Limited Brands, Inc.	2,095,193
125,615	Lowe's Companies, Inc.	2,565,058
	Total Specialty Retail	14,623,972
	Thrifts & Mortgage Finance – 0.4%
40,800	MGIC Investment Corporation, (2)	281,112
180,604	New York Community Bancorp, Inc.	2,757,823
	Total Thrifts & Mortgage Finance	3,038,935
	Tobacco – 1.1%
14,410	Altria Group, Inc.	288,776
171,170	Philip Morris International	7,846,433
18,066	Reynolds American Inc.	941,600
	Total Tobacco	9,076,809
	Wireless Telecommunication Services – 0.3%
31,276	China Mobile Hong Kong Limited, Sponsored ADR	1,545,347
161,500	Sprint Nextel Corporation, (2)	684,760
	Total Wireless Telecommunication Services	2,230,107
	Total Common Stocks (cost $729,032,507)	765,587,582

Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 8.8%
$68,337	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2010, repurchase price $68,337,031, collateralized by $66,625,000 U.S. Treasury Notes, 3.000%, due 2/28/17, value $69,706,406	0.000%	7/01/10	$68,337,031
2,328	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2010, repurchase price $2,328,075, collateralized by $2,385,000 U.S. Treasury Notes, 2.500%, due 6/30/17, value $2,376,056	0.000%	7/01/10	2,328,075
	Total Short-Term Investments (cost $70,665,106)			70,665,106
	Total Investments (cost $799,697,613) – 103.7%			836,252,688
	Other Assets Less Liabilities – (3.7)%			(29,738,294)
	Net Assets – 100%			$806,514,394

Investments in Derivatives

Call Options Written at June 30, 2010:

Number of Contracts	Type	Notional Amount (3)	Expiration Date	Strike Price	Value
	Call Options Written (4)
(1,366)	Mini-NDX 100 Index	$(24,588,000)	7/17/10	$180.0	$(254,076)
(1,297)	Mini-NDX 100 Index	(23,994,500)	7/17/10	185.0	(86,250)
(658)	Mini-NDX 100 Index	(12,502,000)	7/17/10	190.0	(14,147)
(657)	Mini-NDX 100 Index	(11,826,000)	8/21/10	180.0	(318,645)
(803)	Mini-NDX 100 Index	(15,056,250)	8/21/10	187.5	(183,486)
(720)	Mini-NDX 100 Index	(13,680,000)	8/21/10	190.0	(122,400)
(138)	NASDAQ 100 Index	(24,840,000)	7/17/10	1,800.0	(247,710)
(114)	NASDAQ 100 Index	(21,090,000)	7/17/10	1,850.0	(72,390)
(78)	NASDAQ 100 Index	(14,820,000)	7/17/10	1,900.0	(14,235)
(77)	NASDAQ 100 Index	(13,860,000)	8/21/10	1,800.0	(374,220)
(90)	NASDAQ 100 Index	(16,875,000)	8/21/10	1,875.0	(192,150)
(53)	NASDAQ 100 Index	(10,070,000)	8/21/10	1,900.0	(82,150)
(740)	S&P 500 Index	(77,700,000)	7/17/10	1,050.0	(1,217,300)
(727)	S&P 500 Index	(78,152,500)	7/17/10	1,075.0	(541,615)
(1,360)	S&P 500 Index	(149,600,000)	7/17/10	1,100.0	(350,200)
(669)	S&P 500 Index	(70,245,000)	8/21/10	1,050.0	(2,267,910)
(666)	S&P 500 Index	(71,595,000)	8/21/10	1,075.0	(1,485,180)
(671)	S&P 500 Index	(73,810,000)	8/21/10	1,100.0	(909,205)
(671)	S&P 500 Index	(77,165,000)	8/21/10	1,150.0	(238,205)
(11,555)	Total Call Options Written (premiums received $35,435,707)	$(801,469,250)			$(8,971,474)

For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.
ADR	American Depositary Receipt.

See accompanying notes to financial statements.

Nuveen Investments

JLA

Nuveen Equity Premium Advantage Fund

Portfolio of INVESTMENTS

  June 30, 2010 (Unaudited)

Shares	Description (1)	Value
	Common Stocks – 93.8%
	Aerospace & Defense – 1.2%
20,540	Boeing Company	$1,288,885
25,962	Honeywell International Inc.	1,013,297
21,024	United Technologies Corporation	1,364,668
	Total Aerospace & Defense	3,666,850
	Air Freight & Logistics – 0.8%
43,832	United Parcel Service, Inc., Class B	2,493,602
	Airlines – 0.4%
22,470	Delta Air Lines, Inc., (2)	264,023
27,885	Lan Airlines S.A., Sponsored ADR	516,151
34,353	Southwest Airlines Co.	381,662
	Total Airlines	1,161,836
	Auto Components – 0.5%
10,102	American Axle and Manufacturing Holdings Inc., (2)	74,048
28,366	Cooper Tire & Rubber	553,137
51,860	Gentex Corporation	932,443
	Total Auto Components	1,559,628
	Automobiles – 0.5%
118,188	Ford Motor Company, (2)	1,191,335
13,231	Harley-Davidson, Inc.	294,125
	Total Automobiles	1,485,460
	Beverages – 1.2%
43,139	Coca-Cola Company	2,162,127
29,893	PepsiCo, Inc.	1,821,978
	Total Beverages	3,984,105
	Biotechnology – 4.4%
64,529	Amgen Inc., (2)	3,394,225
70,956	Celgene Corporation, (2)	3,605,984
12,644	Cephalon, Inc., (2)	717,547
43,232	Genzyme Corporation, (2)	2,194,889
117,109	Gilead Sciences, Inc., (2)	4,014,497
6,066	Human Genome Sciences, Inc., (2)	137,456
	Total Biotechnology	14,064,598
	Capital Markets – 1.2%
27,074	Bank of New York Company, Inc.	668,457
46,966	Charles Schwab Corporation	665,978
9,607	Goldman Sachs Group, Inc.	1,261,111
32,570	Morgan Stanley	755,950
17,346	Waddell & Reed Financial, Inc., Class A	379,530
	Total Capital Markets	3,731,026

Nuveen Investments

Shares	Description (1)	Value
	Chemicals – 0.8%
32,606	Dow Chemical Company	$773,414
31,865	E.I. Du Pont de Nemours and Company	1,102,210
12,916	Monsanto Company	596,978
	Total Chemicals	2,472,602
	Commercial Banks – 1.3%
31,331	FirstMerit Corporation	536,700
8,816	Toronto-Dominion Bank	572,247
63,642	U.S. Bancorp	1,422,399
65,015	Wells Fargo & Company	1,664,384
	Total Commercial Banks	4,195,730
	Commercial Services & Supplies – 0.4%
29,414	Covanta Holding Corporation	487,978
13,828	Deluxe Corporation	259,275
26,895	R.R. Donnelley & Sons Company	440,271
	Total Commercial Services & Supplies	1,187,524
	Communications Equipment – 5.7%
6,820	Aviat Networks Inc., (2)	24,757
322,424	Cisco Systems, Inc., (2)	6,870,854
21,578	Comverse Technology, Inc., (2)	168,308
16,764	Harris Corporation	698,221
217,911	QUALCOMM, Inc.	7,156,196
65,440	Research In Motion Limited, (2)	3,223,574
	Total Communications Equipment	18,141,910
	Computers & Peripherals – 12.2%
141,711	Apple, Inc., (2)	35,644,563
49,835	EMC Corporation, (2)	911,981
57,933	Hewlett-Packard Company	2,507,340
	Total Computers & Peripherals	39,063,884
	Consumer Finance – 0.3%
21,254	American Express Company	843,784
23,560	SLM Corporation, (2)	244,788
	Total Consumer Finance	1,088,572
	Containers & Packaging – 0.2%
19,780	Packaging Corp. of America	435,556
4,824	Sonoco Products Company	147,036
	Total Containers & Packaging	582,592
	Distributors – 0.0%
1,814	Genuine Parts Company	71,562
	Diversified Consumer Services – 0.3%
7,119	ITT Educational Services, Inc., (2)	591,019
63,150	Service Corporation International	467,310
	Total Diversified Consumer Services	1,058,329
	Diversified Financial Services – 2.0%
143,603	Bank of America Corporation	2,063,575
3,262	CME Group, Inc.	918,416
86,819	JP Morgan Chase & Co.	3,178,444
13,902	Moody's Corporation	276,928
	Total Diversified Financial Services	6,437,363

Nuveen Investments

JLA

Nuveen Equity Premium Advantage Fund (continued)

Portfolio of INVESTMENTS June 30, 2010 (Unaudited)

Shares	Description (1)	Value
	Diversified Telecommunication Services – 1.6%
131,175	AT&T Inc.	$3,173,123
25,758	Chunghwa Telecom Co., Ltd, Sponsored ADR	507,175
64,132	Frontier Communications Corporation	455,979
37,706	Verizon Communications Inc.	1,056,522
	Total Diversified Telecommunication Services	5,192,799
	Electric Utilities – 0.9%
64,494	Duke Energy Corporation	1,031,904
48,358	Great Plains Energy Incorporated	823,053
27,860	Pinnacle West Capital Corporation	1,012,990
	Total Electric Utilities	2,867,947
	Electrical Equipment – 1.2%
16,990	Cooper Industries Inc.	747,560
28,745	Emerson Electric Company	1,255,869
11,238	Hubbell Incorporated, Class B	446,036
14,562	Rockwell Automation, Inc.	714,849
13,012	Roper Industries Inc.	728,152
	Total Electrical Equipment	3,892,466
	Electronic Equipment & Instruments – 0.7%
18,522	Agilent Technologies, Inc., (2)	526,580
24,324	Amphenol Corporation, Class A	955,447
50,810	Corning Incorporated	820,582
	Total Electronic Equipment & Instruments	2,302,609
	Energy Equipment & Services – 1.2%
29,580	Cooper Cameron Corporation, (2)	961,942
11,464	Diamond Offshore Drilling, Inc.	712,946
51,518	Halliburton Company	1,264,767
26,150	Smith International, Inc.	984,548
	Total Energy Equipment & Services	3,924,203
	Food & Staples Retailing – 1.3%
40,847	CVS Caremark Corporation	1,197,634
22,982	Kroger Co.	452,516
23,034	SUPERVALU INC.	249,689
32,854	Walgreen Co.	877,202
31,625	Wal-Mart Stores, Inc.	1,520,214
	Total Food & Staples Retailing	4,297,255
	Food Products – 0.7%
18,807	Archer-Daniels-Midland Company	485,597
36,890	Kraft Foods Inc.	1,032,920
63,041	Sara Lee Corporation	888,878
	Total Food Products	2,407,395
	Gas Utilities – 0.5%
24,969	Nicor Inc.	1,011,245
26,900	Piedmont Natural Gas Company	680,570
	Total Gas Utilities	1,691,815
	Health Care Equipment & Supplies – 1.5%
35,925	Accuray, Inc., (2)	238,183
16,693	Baxter International, Inc.	678,404
58,519	Boston Scientific Corporation, (2)	339,410

Nuveen Investments

Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
9,327	CareFusion Corporation, (2)	$211,723
877	Covidien PLC	35,238
37,662	ev3, Inc., (2)	844,005
12,334	Hill Rom Holdings Inc.	375,324
21,552	Medtronic, Inc.	781,691
16,736	Saint Jude Medical Inc., (2)	604,002
11,285	Zimmer Holdings, Inc., (2)	609,954
	Total Health Care Equipment & Supplies	4,717,934
	Health Care Providers & Services – 1.8%
13,759	Brookdale Senior Living Inc., (2)	206,385
18,655	Cardinal Health, Inc.	626,995
28,734	Lincare Holdings	934,142
22,869	Medco Health Solutions, Inc., (2)	1,259,625
10,900	Omnicare, Inc.	258,330
82,800	Tenet Healthcare Corporation, (2)	359,352
24,149	UnitedHealth Group Incorporated	685,832
20,106	Universal Health Services, Inc., Class B	767,044
15,359	Wellpoint Inc., (2)	751,516
	Total Health Care Providers & Services	5,849,221
	Hotels, Restaurants & Leisure – 2.4%
17,160	Carnival Corporation	518,918
27,099	International Game Technology	425,454
10,272	Interval Leisure Group Inc., (2)	127,886
14,211	McDonald's Corporation	936,079
140,406	Starbucks Corporation	3,411,866
33,342	Starwood Hotels & Resorts Worldwide, Inc.	1,381,359
19,573	Tim Hortons Inc.	626,336
84,855	Wendy's International, Inc.	339,420
	Total Hotels, Restaurants & Leisure	7,767,318
	Household Durables – 0.3%
13,979	KB Home	153,769
36,936	Newell Rubbermaid Inc.	540,743
4,344	Whirlpool Corporation	381,490
	Total Household Durables	1,076,002
	Household Products – 1.0%
51,370	Procter & Gamble Company	3,081,173
	Industrial Conglomerates – 1.1%
12,236	3M Co.	966,522
177,574	General Electric Company	2,560,617
	Total Industrial Conglomerates	3,527,139
	Insurance – 1.1%
16,791	AFLAC Incorporated	716,472
1,106	Arch Capital Group Limited, (2)	82,397
26,516	Fidelity National Title Group Inc., Class A	344,443
25,567	Marsh & McLennan Companies, Inc.	576,536
13,767	Prudential Financial, Inc.	738,737
21,373	Travelers Companies, Inc.	1,052,620
	Total Insurance	3,511,205

Nuveen Investments

JLA

Nuveen Equity Premium Advantage Fund (continued)

Portfolio of INVESTMENTS June 30, 2010 (Unaudited)

Shares	Description (1)	Value
	Internet & Catalog Retail – 1.5%
40,887	Amazon.com, Inc., (2)	$4,467,314
10,391	HSN, Inc., (2)	249,384
	Total Internet & Catalog Retail	4,716,698
	Internet Software & Services – 4.6%
26,494	Akamai Technologies, Inc., (2)	1,074,862
2,017	AOL Inc., (2)	41,933
137,675	eBay Inc., (2)	2,699,807
19,913	Google Inc., Class A, (2)	8,860,288
20,300	IAC/InterActiveCorp., (2)	445,991
43,598	United Online, Inc.	251,124
104,026	Yahoo! Inc., (2)	1,438,680
	Total Internet Software & Services	14,812,685
	IT Services – 3.2%
58,630	Automatic Data Processing, Inc.	2,360,444
23,280	Fidelity National Information Services	624,370
8,158	Global Payments Inc.	298,093
25,920	Infosys Technologies Limited, Sponsored ADR	1,552,867
24,206	International Business Machines Corporation (IBM)	2,988,957
9,443	Lender Processing Services Inc.	295,660
59,620	Paychex, Inc.	1,548,331
7,759	Visa Inc.	548,949
	Total IT Services	10,217,671
	Life Sciences Tools & Services – 0.6%
40,968	Life Technologies Corporation, (2)	1,935,738
	Machinery – 1.4%
20,908	Caterpillar Inc.	1,255,944
15,100	Danaher Corporation	560,512
15,904	Deere & Company	885,535
6,689	Eaton Corporation	437,728
22,531	Graco Inc.	635,149
15,335	SPX Corporation	809,841
	Total Machinery	4,584,709
	Media – 3.6%
19,588	CBS Corporation, Class B	253,273
178,336	Comcast Corporation, Special Class A	2,930,060
103,469	DIRECTV Group, Inc., (2)	3,509,668
3,122	Liberty Media Starz, (2)	161,844
12,927	Live Nation Inc., (2)	135,087
93,508	News Corporation, Class A	1,118,356
54,235	News Corporation, Class B	751,155
21,715	Omnicom Group, Inc.	744,825
17,377	Regal Entertainment Group, Class A	226,596
4,405	Time Warner Cable, Class A	229,412
14,105	Time Warner Inc.	407,776
38,072	Walt Disney Company	1,199,268
	Total Media	11,667,320
	Metals & Mining – 0.8%
13,175	AngloGold Ashanti Limited, Sponsored ADR	568,897
77,426	Companhia Siderurgica Nacional S.A., Sponsored ADR	1,137,388
30,153	Southern Copper Corporation	800,261
	Total Metals & Mining	2,506,546

Nuveen Investments

Shares	Description (1)	Value
	Multiline Retail – 1.1%
9,968	Family Dollar Stores, Inc.	$375,694
10,883	J.C. Penney Company, Inc.	233,767
8,901	Kohl's Corporation, (2)	422,798
25,043	Macy's, Inc.	448,270
18,536	Sears Holding Corporation, (2)	1,198,352
19,265	Target Corporation	947,260
	Total Multiline Retail	3,626,141
	Multi-Utilities – 0.6%
20,595	Integrys Energy Group, Inc.	900,825
24,659	OGE Energy Corp.	901,533
	Total Multi-Utilities	1,802,358
	Oil, Gas & Consumable Fuels – 4.0%
4,906	BP PLC, Sponsored ADR	141,685
54,034	Chevron Corporation	3,666,747
47,990	ConocoPhillips	2,355,829
12,007	Delta Petroleum Corporation, (2)	10,326
112,877	Exxon Mobil Corporation	6,441,890
3,531	Royal Dutch Shell PLC, Class A, Sponsored ADR	177,327
	Total Oil, Gas & Consumable Fuels	12,793,804
	Paper & Forest Products – 0.2%
21,521	International Paper Company	487,020
	Pharmaceuticals – 4.6%
33,191	Abbott Laboratories	1,552,675
15,020	Allergan, Inc.	875,065
57,839	Bristol-Myers Squibb Company	1,442,505
26,447	Eli Lilly and Company	885,975
23,968	Forest Laboratories, Inc., (2)	657,442
16,139	GlaxoSmithKline PLC, Sponsored ADR	548,887
48,317	Johnson & Johnson	2,853,602
86,662	Merck & Company Inc.	3,030,570
8,234	Novartis AG, Sponsored ADR	397,867
179,032	Pfizer Inc.	2,552,996
	Total Pharmaceuticals	14,797,584
	Professional Services – 0.5%
17,552	Manpower Inc.	757,895
21,473	Resources Connection, Inc., (2)	292,033
30,314	Robert Half International Inc.	713,895
	Total Professional Services	1,763,823
	Real Estate Investment Trust – 0.8%
18,413	Apartment Investment & Management Company, Class A	356,660
49,000	DCT Industrial Trust Inc.	221,480
693	Developers Diversified Realty Corporation	6,861
31,254	Nationwide Health Properties, Inc.	1,117,956
40,126	Senior Housing Properties Trust	806,934
28,958	U-Store-It Trust	216,027
	Total Real Estate Investment Trust	2,725,918
	Semiconductors & Equipment – 4.9%
58,540	Advanced Micro Devices, Inc., (2)	428,513
54,414	Altera Corporation	1,350,011
5,852	Analog Devices, Inc.	163,037

Nuveen Investments

JLA

Nuveen Equity Premium Advantage Fund (continued)

Portfolio of INVESTMENTS June 30, 2010 (Unaudited)

Shares	Description (1)	Value
	Semiconductors & Equipment (continued)
94,048	Applied Materials, Inc.	$1,130,457
93,518	Atmel Corporation, (2)	448,886
55,595	Broadcom Corporation, Class A	1,832,967
760	Cree, Inc., (2)	45,623
1,090	Cymer, Inc., (2)	32,744
26,510	Cypress Semiconductor Corporation, (2)	266,160
28,948	Fairchild Semiconductor International Inc., Class A, (2)	243,453
17,789	Integrated Device Technology, Inc., (2)	88,056
269,227	Intel Corporation	5,236,465
2,596	Intersil Holding Corporation, Class A	31,438
44,388	Linear Technology Corporation	1,234,430
95,908	LSI Logic Corporation, (2)	441,177
14,662	MEMC Electronic Materials, (2)	144,861
24,328	National Semiconductor Corporation	327,455
4,888	Novellus Systems, Inc., (2)	123,960
88,873	NVIDIA Corporation, (2)	907,393
45,017	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR	439,366
19,417	Texas Instruments Incorporated	452,028
15,725	Varian Semiconductor Equipment Associate, (2)	450,679
	Total Semiconductors & Equipment	15,819,159
	Software – 7.7%
171,474	Activision Blizzard Inc.	1,798,762
81,133	Adobe Systems Incorporated, (2)	2,144,345
43,406	Autodesk, Inc., (2)	1,057,370
73,824	CA Inc.	1,358,362
33,659	Cadence Design Systems, Inc., (2)	194,886
43,062	Electronic Arts Inc. (EA), (2)	620,093
13,047	McAfee Inc., (2)	400,804
447,188	Microsoft Corporation	10,289,795
314,039	Oracle Corporation	6,739,277
5,668	SAP AG, Sponsored ADR	251,092
	Total Software	24,854,786
	Specialty Retail – 1.6%
15,768	Best Buy Co., Inc.	533,904
14,338	Gap, Inc.	279,017
40,845	Home Depot, Inc.	1,146,519
29,502	Limited Brands, Inc.	651,109
33,288	Lowe's Companies, Inc.	679,741
13,834	TJX Companies, Inc.	580,336
35,381	Urban Outfitters, Inc., (2)	1,216,753
	Total Specialty Retail	5,087,379
	Textiles, Apparel & Luxury Goods – 0.1%
11,779	Coach, Inc.	430,522
	Thrifts & Mortgage Finance – 0.0%
2,762	Capitol Federal Financial	91,588
1,712	Tree.com Inc., (2)	10,820
	Total Thrifts & Mortgage Finance	102,408
	Tobacco – 0.8%
38,140	Altria Group, Inc.	764,326
40,434	Philip Morris International	1,853,495
	Total Tobacco	2,617,821

Nuveen Investments

Shares	Description (1)	Value
	Wireless Telecommunication Services – 0.5%
21,095	China Mobile Hong Kong Limited, Sponsored ADR	$1,042,304
5,617	Crown Castle International Corporation, (2)	209,289
20,138	Vodafone Group PLC, Sponsored ADR	416,252
	Total Wireless Telecommunication Services	1,667,845
	Total Common Stocks (cost $264,995,008)	301,571,589

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 9.5%
$29,254	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2010, repurchase price $29,253,855, collateralized by $29,955,000 U.S. Treasury Notes, 2.500%, due 6/30/17, value $29,842,669	0.000%	7/01/10	$29,253,855
396	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2010, repurchase price $396,018, collateralized by $375,000 U.S. Treasury Bonds, 4.375%, due 11/15/39, value $404,378	0.000%	7/01/10	396,018
	Euro Dollar Time Deposit – 0.2%
792	State Street Bank Euro Dollar Time Deposit	0.010%	7/01/10	792,106
$30,442	Total Short-Term Investments (cost $30,441,979)			30,441,979
	Total Investments (cost $295,436,987) – 103.3%			332,013,568
	Other Assets Less Liabilities – (3.3)%			(10,707,755)
	Net Assets – 100%			$321,305,813

Investments in Derivatives

Call Options Written at June 30, 2010:

Number of Contracts	Type	Notional Amount (3)	Expiration Date	Strike Price	Value
	Call Options Written (4)
(1,055)	Mini-NDX 100 Index	$(18,990,000)	7/17/10	$180.0	$(196,230)
(1,001)	Mini-NDX 100 Index	(18,518,500)	7/17/10	185.0	(66,566)
(609)	Mini-NDX 100 Index	(11,571,000)	7/17/10	190.0	(13,094)
(607)	Mini-NDX 100 Index	(10,926,000)	8/21/10	180.0	(294,395)
(570)	Mini-NDX 100 Index	(10,687,500)	8/21/10	187.5	(130,245)
(632)	Mini-NDX 100 Index	(12,008,000)	8/21/10	190.0	(107,440)
(108)	NASDAQ 100 Index	(19,440,000)	7/17/10	1,800.0	(193,860)
(84)	NASDAQ 100 Index	(15,540,000)	7/17/10	1,850.0	(53,340)
(52)	NASDAQ 100 Index	(9,880,000)	7/17/10	1,900.0	(9,490)
(51)	NASDAQ 100 Index	(9,180,000)	8/21/10	1,800.0	(247,860)
(73)	NASDAQ 100 Index	(13,687,500)	8/21/10	1,875.0	(155,855)
(43)	NASDAQ 100 Index	(8,170,000)	8/21/10	1,900.0	(66,650)
(196)	S&P 500 Index	(20,580,000)	7/17/10	1,050.0	(322,420)
(188)	S&P 500 Index	(20,210,000)	7/17/10	1,075.0	(140,060)
(370)	S&P 500 Index	(40,700,000)	7/17/10	1,100.0	(95,275)
(190)	S&P 500 Index	(19,950,000)	8/21/10	1,050.0	(644,100)
(174)	S&P 500 Index	(18,705,000)	8/21/10	1,075.0	(388,020)
(166)	S&P 500 Index	(18,260,000)	8/21/10	1,100.0	(224,930)
(165)	S&P 500 Index	(18,975,000)	8/21/10	1,150.0	(58,575)
(6,334)	Total Call Options Written (premiums received $13,343,661)	$(315,978,500)			$(3,408,405)

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages in the Portfolio of Investments are based on net assets.

  (2)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (3)  For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

  (4)  The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

  ADR  American Depositary Receipt.

See accompanying notes to financial statements.

Nuveen Investments

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Nuveen Equity Premium and Growth Fund

Portfolio of INVESTMENTS

  June 30, 2010 (Unaudited)

Shares	Description (1)	Value
	Common Stocks – 94.0%
	Aerospace & Defense – 2.7%
25,408	Boeing Company	$1,594,352
6,100	Goodrich Corporation	404,125
31,477	Honeywell International Inc.	1,228,547
14,434	Raytheon Company	698,461
26,906	United Technologies Corporation	1,746,468
	Total Aerospace & Defense	5,671,953
	Air Freight & Logistics – 1.0%
35,587	United Parcel Service, Inc., Class B	2,024,544
	Airlines – 0.1%
13,335	Lan Airlines S.A., Sponsored ADR	246,831
	Auto Components – 0.1%
9,310	Cooper Tire & Rubber	181,545
5,700	Dana Holding Corporation, (2)	57,000
	Total Auto Components	238,545
	Automobiles – 0.5%
99,139	Ford Motor Company, (2)	999,321
	Beverages – 2.2%
47,604	Coca-Cola Company	2,385,912
36,897	PepsiCo, Inc.	2,248,872
	Total Beverages	4,634,784
	Biotechnology – 0.8%
14,225	Celgene Corporation, (2)	722,915
1,860	Cephalon, Inc., (2)	105,555
22,781	Gilead Sciences, Inc., (2)	780,933
10,546	PDL Biopahrma Inc.	59,269
	Total Biotechnology	1,668,672
	Capital Markets – 2.0%
53,257	Charles Schwab Corporation	755,184
24,627	Federated Investors Inc.	510,025
14,321	Goldman Sachs Group, Inc.	1,879,918
35,887	Morgan Stanley	832,937
14,786	Waddell & Reed Financial, Inc., Class A	323,518
	Total Capital Markets	4,301,582
	Chemicals – 2.1%
32,040	Dow Chemical Company	759,989
42,197	E.I. Du Pont de Nemours and Company	1,459,594
7,200	Eastman Chemical Company	384,192
6,948	Monsanto Company	321,137
27,935	Olin Corporation	505,344

Nuveen Investments

Shares	Description (1)	Value
	Chemicals (continued)
10,184	PPG Industries, Inc.	$615,215
16,530	RPM International, Inc.	294,895
	Total Chemicals	4,340,366
	Commercial Banks – 2.8%
12,408	Comerica Incorporated	456,987
7,100	Fifth Third Bancorp.	87,259
11,191	First Horizon National Corporation, (2)	128,143
8,574	FirstMerit Corporation	146,873
49,105	Huntington BancShares Inc.	272,042
33,673	Regions Financial Corporation	221,568
65,239	U.S. Bancorp	1,458,092
118,218	Wells Fargo & Company	3,026,381
	Total Commercial Banks	5,797,345
	Commercial Services & Supplies – 0.3%
5,330	Avery Dennison Corporation	171,253
14,872	Deluxe Corporation	278,850
8,400	Kimball International Inc., Class B	46,452
11,117	Standard Register Company	34,907
	Total Commercial Services & Supplies	531,462
	Communications Equipment – 2.4%
134,659	Cisco Systems, Inc., (2)	2,869,583
104,122	Motorola, Inc., (2)	678,875
46,352	QUALCOMM, Inc.	1,522,200
950	Research In Motion Limited, (2)	46,797
	Total Communications Equipment	5,117,455
	Computers & Peripherals – 3.2%
20,703	Apple, Inc., (2)	5,207,425
30,455	Dell Inc., (2)	367,287
58,861	EMC Corporation, (2)	1,077,156
	Total Computers & Peripherals	6,651,868
	Consumer Finance – 0.4%
21,743	American Express Company	863,197
	Containers & Packaging – 0.2%
19,132	Packaging Corp. of America	421,287
	Distributors – 0.4%
21,089	Genuine Parts Company	831,961
	Diversified Consumer Services – 0.1%
4,377	Apollo Group, Inc., (2)	185,891
	Diversified Financial Services – 4.5%
193,576	Bank of America Corporation	2,781,687
386,896	Citigroup Inc., (2)	1,454,729
2,592	CME Group, Inc.	729,778
4,327	Intercontinental Exchange, Inc., (2)	489,081
98,908	JP Morgan Chase & Co.	3,621,022
13,453	New York Stock Exchange Euronext	371,706
	Total Diversified Financial Services	9,448,003

Nuveen Investments

JPG

Nuveen Equity Premium and Growth Fund (continued)

Portfolio of INVESTMENTS June 30, 2010 (Unaudited)

Shares	Description (1)	Value
	Diversified Telecommunication Services – 3.5%
4,000	Alaska Communications Systems Group Inc.	$33,960
168,982	AT&T Inc.	4,087,674
81,953	Frontier Communications Corporation	582,686
91,106	Verizon Communications Inc.	2,552,790
	Total Diversified Telecommunication Services	7,257,110
	Electric Utilities – 1.6%
77,700	Duke Energy Corporation	1,243,200
61,212	Great Plains Energy Incorporated	1,041,828
26,701	Progress Energy, Inc.	1,047,213
	Total Electric Utilities	3,332,241
	Electrical Equipment – 0.9%
6,295	Cooper Industries Inc.	276,980
30,220	Emerson Electric Company	1,320,312
6,854	Rockwell Automation, Inc.	336,463
	Total Electrical Equipment	1,933,755
	Electronic Equipment & Instruments – 0.4%
48,583	Corning Incorporated	784,615
	Energy Equipment & Services – 2.0%
12,531	Baker Hughes Incorporated	520,914
2,246	Carbo Ceramics Inc.	162,139
33,801	Halliburton Company	829,815
9,961	National-Oilwell Varco Inc.	329,410
2,835	Noble Corporation	87,630
33,002	Schlumberger Limited	1,826,331
10,660	Smith International, Inc.	401,349
1,869	Tidewater Inc.	72,368
	Total Energy Equipment & Services	4,229,956
	Food & Staples Retailing – 1.9%
31,018	CVS Caremark Corporation	909,448
23,426	SUPERVALU INC.	253,938
55,687	Wal-Mart Stores, Inc.	2,676,874
6,512	Whole Foods Market, Inc., (2)	234,562
	Total Food & Staples Retailing	4,074,822
	Food Products – 1.2%
13,960	Archer-Daniels-Midland Company	360,447
33,806	ConAgra Foods, Inc.	788,356
47,796	Kraft Foods Inc.	1,338,288
	Total Food Products	2,487,091
	Gas Utilities – 0.5%
18,129	Nicor Inc.	734,225
7,318	ONEOK, Inc.	316,504
	Total Gas Utilities	1,050,729
	Health Care Equipment & Supplies – 0.6%
28,854	Boston Scientific Corporation, (2)	167,353
3,976	Hologic Inc., (2)	55,386
29,640	Medtronic, Inc.	1,075,043
	Total Health Care Equipment & Supplies	1,297,782

Nuveen Investments

Shares	Description (1)	Value
	Health Care Providers & Services – 1.9%
13,746	Aetna Inc.	$362,619
1,637	Brookdale Senior Living Inc., (2)	24,555
18,174	Express Scripts, Inc., (2)	854,541
5,614	Humana Inc., (2)	256,391
3,420	Lincare Holdings	111,184
15,149	Medco Health Solutions, Inc., (2)	834,407
24,649	Tenet Healthcare Corporation, (2)	106,977
30,450	UnitedHealth Group Incorporated	864,780
13,135	Wellpoint Inc., (2)	642,696
	Total Health Care Providers & Services	4,058,150
	Hotels, Restaurants & Leisure – 1.2%
5,421	International Game Technology	85,110
30,524	McDonald's Corporation	2,010,616
4,500	MGM Mirage Inc., (2)	43,380
4,557	Tim Hortons Inc.	145,824
43,350	Wendy's International, Inc.	173,400
1,900	Wyndham Worldwide Corporation	38,266
	Total Hotels, Restaurants & Leisure	2,496,596
	Household Durables – 0.8%
9,110	KB Home	100,210
3,450	Lennar Corporation, Class A	47,990
16,964	Newell Rubbermaid Inc.	248,353
22,200	Stanley Black & Decker Inc.	1,121,544
2,527	Whirlpool Corporation	221,921
	Total Household Durables	1,740,018
	Household Products – 2.5%
7,688	Colgate-Palmolive Company	605,507
12,600	Kimberly-Clark Corporation	763,938
65,048	Procter & Gamble Company	3,901,579
	Total Household Products	5,271,024
	Industrial Conglomerates – 2.3%
17,781	3M Co.	1,404,521
230,736	General Electric Company	3,327,213
	Total Industrial Conglomerates	4,731,734
	Insurance – 2.3%
22,025	Arthur J. Gallagher & Co.	536,970
16,883	Fidelity National Title Group Inc., Class A	219,310
15,900	Genworth Financial Inc., Class A, (2)	207,813
29,671	Lincoln National Corporation	720,709
27,861	Marsh & McLennan Companies, Inc.	628,266
16,648	Mercury General Corporation	689,893
14,413	Prudential Financial, Inc.	773,402
16,400	Travelers Companies, Inc.	807,700
12,560	Unitrin, Inc.	321,536
	Total Insurance	4,905,599
	Internet & Catalog Retail – 0.5%
9,563	Amazon.com, Inc., (2)	1,044,853

Nuveen Investments

JPG

Nuveen Equity Premium and Growth Fund (continued)

Portfolio of INVESTMENTS June 30, 2010 (Unaudited)

Shares	Description (1)	Value
	Internet Software & Services – 1.9%
4,560	Akamai Technologies, Inc., (2)	$184,999
29,263	eBay Inc., (2)	573,847
5,752	Google Inc., Class A, (2)	2,559,352
22,961	United Online, Inc.	132,255
8,185	VeriSign, Inc., (2)	217,312
27,685	Yahoo! Inc., (2)	382,884
	Total Internet Software & Services	4,050,649
	IT Services – 3.1%
35,833	Automatic Data Processing, Inc.	1,442,637
11,786	Cognizant Technology Solutions Corporation, Class A, (2)	590,007
11,474	Fidelity National Information Services	307,733
31,992	International Business Machines Corporation (IBM)	3,950,371
2,687	Lender Processing Services Inc.	84,130
640	Visa Inc.	45,280
	Total IT Services	6,420,158
	Leisure Equipment & Products – 0.6%
21,491	Eastman Kodak Company, (2)	93,271
32,643	Mattel, Inc.	690,726
7,861	Polaris Industries Inc.	429,368
	Total Leisure Equipment & Products	1,213,365
	Life Sciences Tools & Services – 0.1%
1,370	Covance, Inc., (2)	70,308
2,730	Life Technologies Corporation, (2)	128,993
	Total Life Sciences Tools & Services	199,301
	Machinery – 2.0%
3,706	Briggs & Stratton Corporation	63,076
23,529	Caterpillar Inc.	1,413,387
9,959	Cummins Inc.	648,630
14,371	Deere & Company	800,177
17,971	Illinois Tool Works, Inc.	741,843
5,351	Pentair, Inc.	172,302
11,866	Snap-on Incorporated	485,438
	Total Machinery	4,324,853
	Media – 1.6%
2,900	CBS Corporation, Class B	37,497
101,823	Comcast Corporation, Class A	1,768,666
3,800	Gannett Company Inc.	51,148
5,070	Lamar Advertising Company, (2)	124,316
28,121	New York Times, Class A, (2)	243,247
51,141	Regal Entertainment Group, Class A	666,879
45,144	Sirius XM Radio Inc., (2)	42,864
24,892	World Wrestling Entertainment Inc.	387,320
	Total Media	3,321,937
	Metals & Mining – 0.7%
4,770	Companhia Siderurgica Nacional S.A., Sponsored ADR	70,071
14,049	Freeport-McMoRan Copper & Gold, Inc.	830,717
11,444	Southern Copper Corporation	303,724
5,621	United States Steel Corporation	216,690
	Total Metals & Mining	1,421,202

Nuveen Investments

Shares	Description (1)	Value
	Multiline Retail – 0.7%
11,439	Nordstrom, Inc.	$368,221
22,183	Target Corporation	1,090,738
	Total Multiline Retail	1,458,959
	Multi-Utilities – 2.4%
41,360	Ameren Corporation	983,127
56,900	CenterPoint Energy, Inc.	748,804
16,397	Consolidated Edison, Inc.	706,711
30,028	Dominion Resources, Inc.	1,163,285
30,974	Integrys Energy Group, Inc.	1,354,803
	Total Multi-Utilities	4,956,730
	Oil, Gas & Consumable Fuels – 9.1%
15,834	Chesapeake Energy Corporation	331,722
52,722	Chevron Corporation	3,577,715
47,417	ConocoPhillips	2,327,701
10,166	CONSOL Energy Inc.	343,204
6,936	EOG Resources, Inc.	682,294
122,586	Exxon Mobil Corporation	6,995,980
4,381	Hess Corporation	220,540
20,568	Marathon Oil Corporation	639,459
23,707	Occidental Petroleum Corporation	1,828,995
13,666	Peabody Energy Corporation	534,751
24,031	Ship Financial International Limited	429,674
7,634	Southwestern Energy Company, (2)	294,978
23,750	StatoilHydro ASA	454,813
18,401	Valero Energy Corporation	330,850
	Total Oil, Gas & Consumable Fuels	18,992,676
	Paper & Forest Products – 0.1%
7,071	Weyerhaeuser Company	248,899
	Personal Products – 0.3%
21,857	Avon Products, Inc.	579,211
	Pharmaceuticals – 7.7%
50,796	Abbott Laboratories	2,376,237
818	AstraZeneca PLC, Sponsored ADR	38,552
76,839	Bristol-Myers Squibb Company	1,916,365
34,215	Eli Lilly and Company	1,146,203
65,767	Johnson & Johnson	3,884,199
99,797	Merck & Company Inc.	3,489,901
209,692	Pfizer Inc.	2,990,208
7,664	Sanofi-Aventis, Sponsored ADR	230,380
	Total Pharmaceuticals	16,072,045
	Real Estate Investment Trust – 1.7%
35,857	Brandywine Realty Trust	385,463
16,606	Hospitality Properties Trust	350,387
54,457	Lexington Corporate Properties Trust	327,287
41,701	Nationwide Health Properties, Inc.	1,491,645
49,474	Senior Housing Properties Trust	994,922
14,334	U-Store-It Trust	106,932
	Total Real Estate Investment Trust	3,656,636

Nuveen Investments

JPG

Nuveen Equity Premium and Growth Fund (continued)

Portfolio of INVESTMENTS June 30, 2010 (Unaudited)

Shares	Description (1)	Value
	Semiconductors & Equipment – 2.5%
21,688	Analog Devices, Inc.	$604,228
35,188	Applied Materials, Inc.	422,960
759	First Solar Inc., (2)	86,397
137,641	Intel Corporation	2,677,117
19,731	Microchip Technology Incorporated	547,338
19,215	NVIDIA Corporation, (2)	196,185
29,694	Texas Instruments Incorporated	691,276
	Total Semiconductors & Equipment	5,225,501
	Software – 3.9%
16,744	Adobe Systems Incorporated, (2)	442,544
8,286	Autodesk, Inc., (2)	201,847
209,515	Microsoft Corporation	4,820,939
101,782	Oracle Corporation	2,184,242
5,607	Salesforce.com, Inc., (2)	481,193
	Total Software	8,130,765
	Specialty Retail – 2.4%
5,405	Abercrombie & Fitch Co., Class A	165,879
22,224	American Eagle Outfitters, Inc.	261,132
7,127	Best Buy Co., Inc.	241,320
17,720	Gap, Inc.	344,831
56,453	Home Depot, Inc.	1,584,636
29,514	Limited Brands, Inc.	651,374
42,139	Lowe's Companies, Inc.	860,478
7,793	Tiffany & Co.	295,433
13,816	TJX Companies, Inc.	579,581
	Total Specialty Retail	4,984,664
	Textiles, Apparel & Luxury Goods – 0.4%
10,506	VF Corporation	747,817
	Thrifts & Mortgage Finance – 0.4%
57,748	New York Community Bancorp, Inc.	881,812
	Tobacco – 1.9%
69,672	Altria Group, Inc.	1,396,227
44,054	Philip Morris International	2,019,435
11,494	Reynolds American Inc.	599,067
	Total Tobacco	4,014,729
	Trading Companies & Distributors – 0.2%
3,200	W.W. Grainger, Inc.	318,240
	Wireless Telecommunication Services – 0.4%
54,217	Sprint Nextel Corporation, (2)	229,880
25,806	Vodafone Group PLC, Sponsored ADR	533,410
	Total Wireless Telecommunication Services	763,290
	Total Common Stocks (cost $214,542,281)	196,654,581

Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 8.9%
$18,683	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2010, repurchase price $18,683,277, collateralized by: $10,545,000 U.S. Treasury Notes, 2.500%, due 6/30/17, value $10,505,456, and $8,175,000 U.S. Treasury Notes, 3.000%, due 2/28/17, value $8,553,094	0.000%	7/01/10	$18,683,277
	Total Short-Term Investments (cost $18,683,277)			18,683,277
	Total Investments (cost $233,225,558) – 102.9%			215,337,858
	Other Assets Less Liabilities – (2.9)%			(6,010,000)
	Net Assets – 100%			$209,327,858

Investments in Derivatives

Call Options Written at June 30, 2010:

Number of Contracts	Type	Notional Amount (3)	Expiration Date	Strike Price	Value
	Call Options Written (4)
(198)	S&P 500 Index	$(20,790,000)	7/17/10	$1,050	$(325,710)
(197)	S&P 500 Index	(21,177,500)	7/17/10	1,075	(146,765)
(373)	S&P 500 Index	(41,030,000)	7/17/10	1,100	(96,048)
(198)	S&P 500 Index	(20,790,000)	8/21/10	1,050	(671,220)
(187)	S&P 500 Index	(20,102,500)	8/21/10	1,075	(417,010)
(186)	S&P 500 Index	(20,460,000)	8/21/10	1,100	(252,030)
(185)	S&P 500 Index	(21,275,000)	8/21/10	1,150	(65,675)
(1,524)	Total Call Options Written (premiums received $7,621,209)	$(165,625,000)			$(1,974,458)

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages in the Portfolio of Investments are based on net assets.

  (2)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (3)  For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

  (4)  The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

  ADR  American Depositary Receipt.

See accompanying notes to financial statements.

Nuveen Investments

Statement of

ASSETS & LIABILITIES

  June 30, 2010 (Unaudited)

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Assets
Investments, at value (cost $493,215,513, $799,697,613, $295,436,987 and $233,225,558, respectively)	$480,635,735	$836,252,688	$332,013,568	$215,337,858
Cash denominated in foreign currencies (cost $0, $2,855, $0 and $0, respectively)	—	2,760	—	—
Receivables:
Call options written	2,195,160	—	1,520,886	—
Dividends and interest	735,799	1,027,474	312,104	311,903
Reclaims	13	—	—	—
Other assets	43,871	69,091	27,358	18,252
Total assets	483,610,578	837,352,013	333,873,916	215,668,013
Liabilities
Cash overdraft	2,012,043	2,328,074	1,188,123	—
Call options written, at value (premiums received $21,444,485, $35,435,707, $13,343,661 and $7,621,209, respectively)	5,508,630	8,971,474	3,408,405	1,974,458
Dividends payable	10,913,154	18,818,345	7,640,844	4,132,898
Accrued expenses:
Management fees	264,633	452,976	216,412	154,957
Other	162,714	266,750	114,319	77,842
Total liabilities	18,861,174	30,837,619	12,568,103	6,340,155
Net assets	$464,749,404	$806,514,394	$321,305,813	$209,327,858
Shares outstanding	38,493,080	66,287,718	25,874,000	16,311,642
Net asset value per share outstanding	$12.07	$12.17	$12.42	$12.83
Net assets consist of:
Shares, $.01 par value per share	$384,931	$662,877	$258,740	$163,116
Paid-in surplus	558,111,169	912,346,930	344,379,316	269,464,009
Undistributed (Over-distribution of) net investment income	(20,343,228)	(39,015,354)	(15,804,148)	(7,344,806)
Accumulated net realized gain (loss)	(76,759,505)	(130,499,272)	(54,039,932)	(40,713,512)
Net unrealized appreciation (depreciation)	3,356,037	63,019,213	46,511,837	(12,240,949)
Net assets	$464,749,404	$806,514,394	$321,305,813	$209,327,858

See accompanying notes to financial statements.

Nuveen Investments

Statement of

OPERATIONS

  Six Months Ended June 30, 2010 (Unaudited)

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Investment Income
Dividends (net of foreign tax withheld of $15,730, $25,744, $10,764 and $11,675, respectively)	$6,153,188	$8,638,364	$2,712,585	$2,881,416
Interest	1,251	2,435	1,137	509
Total investment income	6,154,439	8,640,799	2,713,722	2,881,925
Expenses
Management fees	2,204,426	3,794,481	1,528,448	970,872
Shareholders' servicing agent fees and expenses	801	1,203	392	280
Custodian's fees and expenses	50,042	88,210	45,651	29,438
Trustees' fees and expenses	5,821	10,140	4,041	2,635
Professional fees	22,322	38,134	17,854	17,155
Shareholders' reports — printing and mailing expenses	71,488	124,503	43,053	30,370
Stock exchange listing fees	6,441	11,076	4,507	4,507
Investor relations expense	39,992	66,230	24,352	15,466
Other expenses	32,393	67,627	47,569	21,650
Total expenses before custodian fee credit and expense reimbursement	2,433,726	4,201,604	1,715,867	1,092,373
Custodian fee credit	(441)	(891)	(274)	(162)
Expense reimbursement	(547,127)	(1,012,902)	(317,205)	—
Net expenses	1,886,158	3,187,811	1,398,388	1,092,211
Net investment income	4,268,281	5,452,988	1,315,334	1,789,714
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments and foreign currency	3,443,443	(2,912,197)	4,551,024	(4,613,564)
Call options written	4,988,774	3,848,116	(616,692)	1,548,862
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(40,104,277)	(63,833,963)	(29,345,921)	(11,129,216)
Call options written	13,281,022	27,026,140	12,247,545	4,679,421
Net realized and unrealized gain (loss)	(18,391,038)	(35,871,904)	(13,164,044)	(9,514,497)
Net increase (decrease) in net assets from operations	$(14,122,757)	$(30,418,916)	$(11,848,710)	$(7,724,783)

See accompanying notes to financial statements.

Nuveen Investments

Statement of

CHANGES in NET ASSETS (Unaudited)

	Equity Premium Income (JPZ)		Equity Premium Opportunity (JSN)
	Six Months Ended 6/30/10	Year Ended 12/31/09	Six Months Ended 6/30/10	Year Ended 12/31/09
Operations
Net investment income	$4,268,281	$10,527,231	$5,452,988	$13,811,592
Net realized gain (loss) from:
Investments and foreign currency	3,443,443	(26,294,038)	(2,912,197)	(15,571,630)
Call options written	4,988,774	(54,214,352)	3,848,116	(103,740,435)
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(40,104,277)	133,449,670	(63,833,963)	245,680,015
Call options written	13,281,022	(1,821,561)	27,026,140	(11,923,845)
Net increase (decrease) in net assets from operations	(14,122,757)	61,646,950	(30,418,916)	128,255,697
Distributions to Shareholders
From and in excess of net investment income	(24,611,509)	—	(44,468,342)	—
From net investment income	—	(10,853,786)	—	(14,591,730)
From accumulated net realized gains	—	(9,162,194)	—	—
Return of capital	—	(29,564,460)	—	(74,229,886)
Decrease in net assets from distributions to shareholders	(24,611,509)	(49,580,440)	(44,468,342)	(88,821,616)
Capital Share Transactions
Net proceeds from shares issued to shareholders due to reinvestment of distributions	995,567	—	3,080,193	—
Cost of shares repurchased and retired	—	(1,284,611)	—	(2,691,146)
Net increase (decrease) in net assets from capital share transactions	995,567	(1,284,611)	3,080,193	(2,691,146)
Net increase (decrease) in net assets	(37,738,699)	10,781,899	(71,807,065)	36,742,935
Net assets at the beginning of period	502,488,103	491,706,204	878,321,459	841,578,524
Net assets at the end of period	$464,749,404	$502,488,103	$806,514,394	$878,321,459
Undistributed (Over-distribution of) net investment income at the end of period	$(20,343,228)	$—	$(39,015,354)	$—

See accompanying notes to financial statements.

Nuveen Investments

	Equity Premium Advantage (JLA)		Equity Premium and Growth (JPG)
	Six Months Ended 6/30/10	Year Ended 12/31/09	Six Months Ended 6/30/10	Year Ended 12/31/09
Operations
Net investment income	$1,315,334	$3,368,370	$1,789,714	$4,196,134
Net realized gain (loss) from:
Investments and foreign currency	4,551,024	(8,114,092)	(4,613,564)	(16,690,491)
Call options written	(616,692)	(44,195,720)	1,548,862	(19,341,719)
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(29,345,921)	118,229,072	(11,129,216)	61,613,159
Call options written	12,247,545	(7,769,794)	4,679,421	(524,178)
Net increase (decrease) in net assets from operations	(11,848,710)	61,517,836	(7,724,783)	29,252,905
Distributions to Shareholders
From and in excess of net investment income	(17,119,482)	—	(9,134,520)	—
From net investment income	—	(3,588,580)	—	(4,357,101)
From accumulated net realized gains	—	—	—	(3,431,689)
Return of capital	—	(30,654,318)	—	(10,487,585)
Decrease in net assets from distributions to shareholders	(17,119,482)	(34,242,898)	(9,134,520)	(18,276,375)
Capital Share Transactions
Net proceeds from shares issued to shareholders due to reinvestment of distributions	375,777	—	—	—
Cost of shares repurchased and retired	—	(1,347,945)	—	(832,957)
Net increase (decrease) in net assets from capital share transactions	375,777	(1,347,945)	—	(832,957)
Net increase (decrease) in net assets	(28,592,415)	25,926,993	(16,859,303)	10,143,573
Net assets at the beginning of period	349,898,228	323,971,235	226,187,161	216,043,588
Net assets at the end of period	$321,305,813	$349,898,228	$209,327,858	$226,187,161
Undistributed (Over-distribution of) net investment income at the end of period	$(15,804,148)	$—	$(7,344,806)	$—

See accompanying notes to financial statements.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited)

1. General Information and Significant Accounting Policies

The funds covered in this report and their corresponding New York Stock Exchange ("NYSE") symbols are Nuveen Equity Premium Income Fund (JPZ), Nuveen Equity Premium Opportunity Fund (JSN), Nuveen Equity Premium Advantage Fund (JLA) and Nuveen Equity Premium and Growth Fund (JPG) (collectively, the "Funds"). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Equity Premium Income's (JPZ) investment objective is to provide a high level of current income and gains. The Fund invests its managed assets in a diversified equity portfolio that seeks to substantially replicate price movements of the Standard & Poor's ("S&P") 500 Stock Index. The Fund also uses an index option strategy of selling index call options in seeking to moderate the volatility of returns relative to an all equity portfolio.

Equity Premium Opportunity's (JSN) primary investment objective is to provide a high level of current income and gains from net index option premiums. The Fund's secondary investment objective is to seek capital appreciation consistent with the Fund's strategy and its primary objective. The Fund invests its managed assets in a diversified equity portfolio that seeks to substantially replicate price movements of a 75% / 25% combination of the S&P 500 Stock Index and the NASDAQ-100 Stock Index, respectively. The Fund also uses an index option strategy of selling S&P 500 and NASDAQ Index call options in seeking to moderate the volatility of returns relative to an all equity portfolio.

Equity Premium Advantage's (JLA) primary investment objective is to provide a high level of current income and gains from net index option premiums. The Fund's secondary investment objective is to seek capital appreciation consistent with the Fund's strategy and its primary objective. The Fund invests its managed assets in a diversified equity portfolio that seeks to substantially replicate price movements of a 50% / 50% combination of the S&P 500 Stock Index and the NASDAQ-100 Stock Index, respectively. The Fund also uses an index option strategy of selling S&P 500 and NASDAQ Index call options in seeking to moderate the volatility of returns relative to an all equity portfolio.

Equity Premium and Growth's (JPG) primary investment objective is to provide a high level of current income and gains from net index option premiums. The Fund's secondary investment objective is to seek capital appreciation consistent with the Fund's strategy and its primary objective. The Fund invests its managed assets in a diversified equity portfolio that seeks to substantially replicate price movements of the S&P 500 Stock Index. The Fund also uses an index option strategy of selling index call options covering approximately 80% of the value of the Fund's equity portfolio in seeking to moderate the volatility of returns relative to an all equity portfolio.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

Investment Valuation

Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1. Securities primarily traded on the NASDAQ National Market ("NASDAQ") are valued, except as indicated below, at the NASDAQ Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the mean between the quoted bid and ask prices. Prices of certain American Depository Receipts ("ADR") held by the Funds that trade in only limited volume in the United States are valued based on the mean between the most recent bid and ask prices of the underlying non-U.S.-traded stock, adjusted as appropriate for the underlying-to-ADR conversion ratio and foreign exchange rate, and from time-to-time may also be adjusted further to take into account material events that may take place after the close of the local non-U.S. market but before the close of the NYSE generally represent a transfer from a Level 1 to Level 2 security.

Index options are generally valued at the average of the closing bid and asked quotations. The close of trading of index options traded on the Chicago Board Options Exchange normally occurs at 4:15 Eastern Time (ET), which is different from the normal 4:00 ET close of the NYSE (the time of day as of which each Fund's NAV is calculated). Under normal market circumstances, closing

Nuveen Investments

index option quotations are considered to reflect the index option contract values as of the close of the NYSE and will be used to value the option contracts. However, a significant change in the S&P 500 or NASDAQ-100 futures contracts between the NYSE close and the options market close will be considered as an indication that closing market quotations for index options do not reflect the value of the contracts as of the stock market close. In the event of such a significant change, the Fund's Board of Trustees or its designee will determine a value for the options. Any such valuation will likely take into account any information that may be available about the actual trading price of the affected option as of 4:00 ET, and if no such information is reliably available, the valuation of the option may take into account various option pricing methodologies, as determined to be appropriate under the circumstances. Index options are generally classified as Level 1.

Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value. These securities are generally classified as Level 1.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds' Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; fixed-income securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security's fair value. As a general principle, the fair value of an issue of securities would appear to be the amount that the owner might reasonably expect to receive for them in a current sale. A variety of factors may be considered in determining the fair value of these securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds' Board of Trustees or its designee.

Refer to Footnote 2—Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method.

Investment Income

Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income is recorded on an accrual basis.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Each Fund intends to distribute substantially all of its investment company taxable income to shareholders. In any year when the Funds realize net capital gains, each Fund may choose to distribute all or a portion of its net capital gains to shareholders, or alternatively, to retain all or a portion of its net capital gains and pay federal corporate income taxes on such retained gains.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The Funds make quarterly cash distributions to shareholders of a stated dollar amount per share. Subject to approval and oversight by the Funds' Board of Trustees, each Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of each Fund's investment strategy through regular quarterly distributions (a "Managed Distribution Program"). Total distributions during a calendar year generally will be made from each Fund's net investment income, net realized capital gains and net unrealized capital gains in the Fund's portfolio, if any. The portion of distributions paid from net unrealized gains, if any, would be distributed from the Fund's assets and would be treated by shareholders as a non-taxable distribution for tax purposes. In the event

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

that total distributions during a calendar year exceed a Fund's total return on net asset value, the difference will be treated as a return of capital for tax purposes and will reduce net asset value per share. If a Fund's total return on net asset value exceeds total distributions during a calendar year, the excess will be reflected as an increase in net asset value per share. The final determination of the source and character of all distributions for the fiscal year are made after the end of the fiscal year and are reflected in the financial statements contained in the annual report as of December 31 each year.

The actual character of distributions made by the Funds during the fiscal year ended December 31, 2009, is reflected in the accompanying financial statements.

The distributions made by the Funds during the six months ended June 30, 2010, are provisionally classified as being "From and in excess of net investment income," and those distributions will be classified as being from net investment income, net realized capital gains and/or a return of capital for tax purposes after the fiscal year end. For purposes of calculating "Undistributed (Over-distribution of) net investment income" as of June 30, 2010, the distribution amounts provisionally classified as "From and in excess of net investment income" were treated as being entirely from net investment income. Consequently, the financial statements at June 30, 2010, reflect an over-distribution of net investment income.

Foreign Currency Transactions

Each Fund is authorized to engage in foreign currency exchange transactions, including foreign currency forward, futures, options and swap contracts. To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund's investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. ET. Investments, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received.

The realized and unrealized gains or losses resulting from changes in foreign exchange rates are recognized as a component of "Net realized gain (loss) from investments and foreign currency" and "Change in net unrealized appreciation (depreciation) of investments and foreign currency" on the Statement of Operations, when applicable.

Options Transactions

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and are authorized to purchase and write (sell) call and put options on securities, futures, swaps ("swaptions") or currencies in an attempt to manage this and other possible risks. The purchase of put options involves the risk of loss of all or a part of the cash paid for the options. Put options purchased are accounted for in the same manner as portfolio securities. The market risk associated with purchasing put options is limited to the premium paid. The counterparty credit risk of purchasing options, however, needs also to take into account the current value of the option, as this is the performance expected from the counterparty. When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a component of "Call options written, at value" on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option expires or a Fund enters into a closing purchase transaction. The changes in value of options written during the fiscal period are recognized as "Change in net unrealized appreciation (depreciation) of call options written" on the Statement of Operations. When a written call or put option expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on the closing purchase transaction, including commission, is recognized as

Nuveen Investments

"Net realized gain (loss) from call options written" on the Statement of Operations. The Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

The Funds did not purchase call or put options during the six months ended June 30, 2010. The average notional amount of call options written during the six months ended June 30, 2010, for each Fund was as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Average notional amount of call options written	$(479,537,500)	$(835,400,333)	$(331,650,667)	$(174,149,167)

Refer to Footnote 3—Derivative Instruments and Hedging Activities for further details on call options written.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange's clearing house, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties Nuveen Asset Management (the "Adviser"), a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

In determining the value of each Fund's investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund's fair value measurements as of June 30, 2010:

Equity Premium Income (JPZ)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$446,740,127	$—	$—	$446,740,127
Short-Term Investments	33,895,608	—	—	33,895,608
Derivatives:
Call Options Written	(5,508,630)	—	—	(5,508,630)
Total	$475,127,105	$—	$—	$475,127,105
Equity Premium Opportunity (JSN)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$765,587,582	$—	$—	$765,587,582
Short-Term Investments	70,665,106	—	—	70,665,106
Derivatives:
Call Options Written	(8,971,474)	—	—	(8,971,474)
Total	$827,281,214	$—	$—	$827,281,214
Equity Premium Advantage (JLA)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$301,571,589	$—	$—	$301,571,589
Short-Term Investments	30,441,979	—	—	30,441,979
Derivatives:
Call Options Written	(3,408,405)	—	—	(3,408,405)
Total	$328,605,163	$—	$—	$328,605,163
Equity Premium and Growth (JPG)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$196,654,581	$—	$—	$196,654,581
Short-Term Investments	18,683,277	—	—	18,683,277
Derivatives:
Call Options Written	(1,974,458)	—	—	(1,974,458)
Total	$213,363,400	$—	$—	$213,363,400

3. Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. For additional information on the derivative instruments in which each Fund was invested during and at the end of the reporting period, refer to the Portfolios of Investments, Financial Statements and Footnote 1 — General Information and Significant Accounting Policies.

The following tables present the fair value of all derivative instruments held by the Funds as of June 30, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Equity Premium Income (JPZ)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$5,508,630

Nuveen Investments

Equity Premium Opportunity (JSN)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$8,971,474

Equity Premium Advantage (JLA)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$3,408,405

Equity Premium and Growth (JPG)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$1,974,458

The following tables present the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2010, on derivative instruments, as well as the primary risk exposure associated with each.

Net Realized Gain (Loss) from Call Options Written	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Risk Exposure
Equity Price	$4,988,774	$3,848,116	$(616,692)	$1,548,862
Change in Net Unrealized Appreciation (Depreciation) of Call Options Written	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Risk Exposure
Equity Price	$13,281,022	$27,026,140	$12,247,545	$4,679,421

4. Fund Shares

Transactions in shares were as follows:

	Equity Premium Income (JPZ)		Equity Premium Opportunity (JSN)
	Six Months Ended 6/30/10	Year Ended 12/31/09	Six Months Ended 6/30/10	Year Ended 12/31/09
Shares issued to shareholders due to reinvestment of distributions	75,193	—	229,181	—
Shares repurchased and retired	—	(136,900)	—	(285,200)
Weighted average:
Price per share repurchased and retired	—	$9.36	—	$9.42
Discount per share repurchased and retired	—	18.71%	—	19.14%
	Equity Premium Advantage (JLA)		Equity Premium and Growth (JPG)
	Six Months Ended 6/30/10	Year Ended 12/31/09	Six Months Ended 6/30/10	Year Ended 12/31/09
Shares issued to shareholders due to reinvestment of distributions	27,509	—	—	—
Shares repurchased and retired	—	(141,550)	—	(90,400)
Weighted average:
Price per share repurchased and retired	—	$9.50	—	$9.19
Discount per share repurchased and retired	—	20.16%	—	20.34%

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

5. Investment Transactions

Purchases and sales (excluding short-term investments and derivative transactions) during the six months ended June 30, 2010, were as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Purchases	$4,730,037	$14,598,909	$7,322,206	$2,294,727
Sales	13,943,105	60,378,950	33,408,506	16,414,027

Transactions in call options written during the six months ended June 30, 2010, were as follows:

	Equity Premium Income (JPZ)		Equity Premium Opportunity (JSN)
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding, beginning of period	4,417	$17,520,638	12,162	$32,461,956
Options written	17,954	67,996,397	45,846	118,300,283
Options terminated in closing purchase transactions	(17,534)	(62,435,915)	(44,894)	(112,308,833)
Options expired	(546)	(1,636,635)	(1,559)	(3,017,699)
Outstanding, end of period	4,291	$21,444,485	11,555	$35,435,707
	Equity Premium Advantage (JLA)		Equity Premium and Growth (JPG)
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding, beginning of period	6,655	$13,581,441	1,618	$6,419,805
Options written	24,092	46,513,850	6,493	24,569,522
Options terminated in closing purchase transactions	(23,596)	(45,399,486)	(6,400)	(22,826,285)
Options expired	(817)	(1,352,144)	(187)	(541,833)
Outstanding, end of period	6,334	$13,343,661	1,524	$7,621,209

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

Nuveen Investments

At June 30, 2010, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives), as determined on a federal income tax basis, were as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Cost of investments	$493,215,541	$799,961,212	$295,437,752	$233,314,489
Gross unrealized:
Appreciation	$71,328,615	$136,927,496	$64,131,751	$19,190,448
Depreciation	(83,908,421)	(100,636,020)	(27,555,935)	(37,167,079)
Net unrealized appreciation (depreciation) of investments	$(12,579,806)	$36,291,476	$36,575,816	$(17,976,631)

The tax components of undistributed net ordinary income and net long-term capital gains at December 31, 2009, the Funds' last tax year end, were as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Undistributed net ordinary income *	$—	$—	$—	$—
Undistributed net long-term capital gains	—	—	—	—

*  Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended December 31, 2009, was designated for purposes of the dividends paid deduction as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Distributions from net ordinary income *	$10,853,786	$14,591,730	$3,588,580	$4,357,101
Distributions from net long-term capital gains	9,162,194	—	—	3,431,689
Return of capital	29,564,460	74,229,886	30,654,318	10,487,585

*  Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

At December 31, 2009, the Funds' last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Expiration: December 31, 2017	$75,442,946	$104,952,898	$46,480,475	$33,170,912

The Funds elected to defer net realized losses from investments incurred from November 1, 2009 through December 31, 2009, the Funds' last tax year end, ("post-October losses") in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Post-October capital losses	$7,093,919	$26,780,603	$13,805,314	$3,489,238

7. Management Fees and Other Transactions with Affiliates

Each Fund's management fee is separated into two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by the Adviser. This pricing structure enables each Fund's shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Average Daily Managed Assets*	Equity Premium Income (JPZ) Equity Premium Opportunity (JSN) Equity Premium Advantage (JLA) Fund-Level Fee Rate
For the first $500 million	.7000%
For the next $500 million	.6750
For the next $500 million	.6500
For the next $500 million	.6250
For Managed Assets over $2 billion	.6000
Average Daily Managed Assets*	Equity Premium and Growth (JPG) Fund-Level Fee Rate
For the first $500 million	.6800%
For the next $500 million	.6550
For the next $500 million	.6300
For the next $500 million	.6050
For Managed Assets over $2 billion	.5800

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*  The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen funds, with such daily managed assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. For the complex-level and fund-level fees, daily managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds' use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust's issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed assets in certain circumstances. As of June 30, 2010, the complex-level fee rate was .1857%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund's overall strategy and asset allocation decisions. The Adviser has entered into a Sub-Advisory Agreement with Gateway Investment Advisers, LLC ("Gateway"), under which Gateway manages the investment portfolios of the Funds. Gateway is compensated for its services to the Funds from the management fee paid to the Adviser.

The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual

Nuveen Investments

compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first eight years of Equity Premium Income's (JPZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending October 31,			Year Ending October 31,
2004	*	.30%	2009	.30%
2005		.30	2010	.22
2006		.30	2011	.14
2007		.30	2012	.07
2008		.30

*  From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Income (JPZ) for any portion of its fees and expenses beyond October 31, 2012.

For the first eight years of Equity Premium Opportunity's (JSN) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending January 31,			Year Ending January 31,
2005	*	.30%	2010	.30%
2006		.30	2011	.22
2007		.30	2012	.14
2008		.30	2013	.07
2009		.30

*  From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Opportunity (JSN) for any portion of its fees and expenses beyond January 31, 2013.

For the first six years of Equity Premium Advantage's (JLA) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending May 31,			Year Ending May 31,
2005	*	.20%	2009	.20%
2006		.20	2010	.20
2007		.20	2011	.10
2008		.20

*  From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Advantage (JLA) for any portion of its fees and expenses beyond May 31, 2011.

8. New Accounting Standards

Fair Value Measurements

On January 21, 2010, Financial Accounting Standards Board issued changes to the authoritative guidance under U.S. GAAP for fair value measurements. The objective of which is to provide guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities disclose Level 3 activity for purchases, sales, issuances and settlements in the Level 3 roll-forward on a gross basis rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statement amounts and footnote disclosures, if any.

Nuveen Investments

Financial

HIGHLIGHTS (Unaudited)

Selected data for a share outstanding throughout each period:

			Investment Operations			Less Distributions
		Beginning Net Asset Value	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Return of Capital	Total	Offering Costs		Discount From Shares Repurchased and Retired		Ending Net Asset Value	Ending Market Value
Equity Premium Income (JPZ)
Year Ended 12/31:
2010	(d)	$13.08	$.11	$(.48)	$(.37)	$(.64 )**	$—	$—	$(.64)	$—		$—		$12.07	$12.09
2009		12.75	.27	1.35	1.62	(.28)	(.24)	(.77)	(1.29)	—		—	*	13.08	13.00
2008		18.30	.39	(4.41)	(4.02)	(.39)	(1.14)	—	(1.53)	—		—	*	12.75	10.74
2007		18.59	.44	.98	1.42	(.54)	—	(1.17)	(1.71)	—		—		18.30	16.41
2006		18.48	.43	1.39	1.82	(.43)	—	(1.28)	(1.71)	—	*	—		18.59	19.22
2005		19.28	.42	.48	.90	(.40)	—	(1.30)	(1.70)	—	*	—		18.48	17.38
Equity Premium Opportunity (JSN)
Year Ended 12/31:
2010	(d)	13.30	.08	(.54)	(.46)	(.67 )**	—	—	(.67)	—		—		12.17	$12.06
2009		12.69	.21	1.73	1.94	(.22)	—	(1.12)	(1.34)	—		.01		13.30	$13.20
2008		18.60	.30	(4.62)	(4.32)	(.62)	(.97)	—	(1.59)	—		—	*	12.69	10.68
2007		18.36	.36	1.66	2.02	(.35)	—	(1.43)	(1.78)	—		—		18.60	16.34
2006		18.66	.32	1.16	1.48	(.32)	—	(1.46)	(1.78)	—	*	—		18.36	18.62
2005	(e)	19.10	.30	.78	1.08	(.30)	(.15)	(1.05)	(1.50)	(.02)		—		18.66	17.39
Equity Premium Advantage (JLA)
Year Ended 12/31:
2010	(d)	13.54	.05	(.51)	(.46)	(.66 )**	—	—	(.66)	—		—		12.42	$12.18
2009		12.47	.13	2.25	2.38	(.14)	—	(1.18)	(1.32)	—		.01		13.54	$13.07
2008		18.57	.17	(4.67)	(4.50)	(.92)	(.69)	—	(1.61)	—		.01		12.47	10.34
2007		18.35	.22	1.82	2.04	(.21)	—	(1.61)	(1.82)	—		—		18.57	16.45
2006		18.84	.20	1.13	1.33	(.20)	—	(1.62)	(1.82)	—	*	—		18.35	19.20
2005	(f)	19.10	.10	.60	.70	(.10)	(.13)	(.69)	(.92)	(.04)		—		18.84	17.56
Equity Premium and Growth (JPG)
Year Ended 12/31:
2010	(d)	13.87	.11	(.59)	(.48)	(.56)**	—	—	(.56)	—		—		12.83	$12.69
2009		13.17	.26	1.55	1.81	(.27)	(.21)	(.64)	(1.12)	—		.01		13.87	$13.09
2008		19.31	.36	(5.02)	(4.66)	(.40)	(1.09)	—	(1.49)	—		.01		13.17	10.77
2007		19.60	.68	.65	1.33	(.79)	—	(.83)	(1.62)	—	*	—		19.31	17.13
2006		19.04	.46	1.72	2.18	(.49)	(.14)	(.99)	(1.62)	—		—		19.60	19.38
2005	(g)	19.10	.04	(.06)	(.02)	—	—	—	—	(.04)		—		19.04	17.25

Nuveen Investments

				Ratios/Supplemental Data
		Total Returns			Ratios to Average Net Assets Before Reimbursement				Ratios to Average Net Assets After Reimbursement(c)
		Based on Market Value(b)	Based on Net Asset Value(b)	Ending Net Assets (000)	Expenses		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate
Equity Premium Income (JPZ)
Year Ended 12/31:
2010	(d)	(2.23)%	(2.99)%	$464,749	.98	%***	1.50	%***	.76	%***	1.72	%***	1%
2009		35.46	13.74	502,488	.99		1.93		.71		2.21		9
2008		(26.73)	(23.27)	491,706	.97		2.08		.67		2.39		6
2007		(6.07)	7.80	707,933	.95		2.05		.65		2.35		7
2006		21.30	10.22	715,680	.96		1.99		.66		2.30		23
2005		(6.12)	4.88	708,049	.96		1.93		.66		2.24		29
Equity Premium Opportunity (JSN)
Year Ended 12/31:
2010	(d)	(3.74)%	(3.62)%	806,514	.97	***	1.03	***	.74	***	1.26	***	2
2009		38.49	16.39	878,321	.98		1.35		.68		1.65		4
2008		(26.64)	(24.65)	841,579	.96		1.52		.66		1.82		8
2007		(3.03)	11.35	1,237,527	.94		1.62		.64		1.93		4
2006		17.86	8.28	1,214,721	.95		1.41		.66		1.71		8
2005	(e)	(5.90)	5.65	1,225,535	.95	***	1.40	***	.65	***	1.70	***	16
Equity Premium Advantage (JLA)
Year Ended 12/31:
2010	(d)	(1.95)%	(3.55)%	321,306	1.00	***	.58	***	.81	***	.76	***	2
2009		41.37	20.21	349,898	1.01		.82		.81		1.02		10
2008		(29.22)	(25.63)	323,971	.99		.88		.79		1.08		12
2007		(5.15)	11.50	484,998	.98		.99		.78		1.19		3
2006		20.52	7.35	474,781	.99		.85		.79		1.05		26
2005	(f)	(7.87)	3.43	482,979	1.01	***	.71	***	.81	***	.90	***	9
Equity Premium and Growth (JPG)
Year Ended 12/31:
2010	(d)	1.10%	(3.61)%	209,328	.98	***	1.60	***	N/A		N/A		1
2009		33.63	14.77	226,187	.98		1.99		N/A		N/A		6
2008		(30.09)	(25.38)	216,044	.96		2.13		N/A		N/A		12
2007		(3.55)	6.86	319,300	.95		3.40		N/A		N/A		26
2006		22.68	11.90	323,569	.96		2.34		N/A		N/A		37
2005	(g)	(13.75)	(.31)	314,202	1.11	***	2.08	***	N/A		N/A		—	****

(a)  Per share Net Investment Income is calculated using the average daily shares method.

(b)  Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

  Total Return Based on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)  After expense reimbursement from Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund's net cash on deposit with the custodian bank, where applicable.

(d)  For the six months ended June 30, 2010.

(e)  For the period January 26, 2005 (commencement of operations) through December 31, 2005.

(f)  For the period May 25, 2005 (commencement of operations) through December 31, 2005.

(g)  For the period November 22, 2005 (commencement of operations) through December 31, 2005.

N/A  Fund does not have a contractual reimbursement with the Adviser.

*  Rounds to less than $.01 per share.

**  Represents distributions paid "From and in excess of net investment income" for the six months ended June 30, 2010.

***  Annualized.

****  Calculates to less than 1%.

See accompanying notes to financial statements.

Nuveen Investments

Annual Investment Management
Agreement Approval Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser (including sub-advisers) will continue in effect from year to year only if its continuance is approved at least annually by the fund's board members, including by a vote of a majority of the board members who are not parties to the advisory agreement or "interested persons" of any parties (the "Independent Board Members"), cast in person at a meeting called for the purpose of considering such approval. In connection with such approvals, the fund's board members must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. Accordingly, at a meeting held on May 25-26, 2010 (the "May Meeting"), the Boards of Trustees (each, a "Board," and each Trustee, a "Board Member") of the Funds, including a majority of the Independent Board Members, considered and approved the continuation of the advisory and sub-advisory agreements for the Funds for an additional one-year period. These agreements include the investment advisory agreements between Nuveen Asset Management ("NAM") and each Fund and the sub-advisory agreements between NAM and Gateway Investment Advisers, LLC (the "Sub-Adviser"). In preparation for their considerations at the May Meeting, the Board also held a separate meeting on April 21-22, 2010 (the "April Meeting"). Accordingly, the factors considered and determinations made regarding the renewals by the Independent Board Members include those made at the April Meeting.

In addition, in evaluating the applicable advisory agreements (each, an "Investment Management Agreement") and sub-advisory agreements (each, a "Sub-advisory Agreement," and each Investment Management Agreement and Sub-advisory Agreement, an "Advisory Agreement"), the Independent Board Members reviewed a broad range of information relating to the Funds, NAM and the Sub-Adviser (NAM and the Sub-Adviser are each a "Fund Adviser"), including absolute and comparative performance, fee and expense information for the Funds (as described in more detail below), the profitability of Nuveen for its advisory activities (which includes its wholly owned subsidiaries), and other information regarding the organization, personnel, and services provided by the respective Fund Adviser. The Independent Board Members also met quarterly as well as at other times as the need arose during the year and took into account the information provided at such meetings and the knowledge gained therefrom. Prior to approving the renewal of the Advisory Agreements, the Independent Board Members reviewed the foregoing information with their independent legal counsel and with management, reviewed materials from independent legal counsel describing applicable law and their duties in reviewing advisory contracts, and met with independent legal counsel in private

Nuveen Investments

sessions without management present. The Independent Board Members considered the legal advice provided by independent legal counsel and relied upon their knowledge of the Fund Adviser, its services and the Funds resulting from their meetings and other interactions throughout the year and their own business judgment in determining the factors to be considered in evaluating the Advisory Agreements. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund's Advisory Agreements. The Independent Board Members did not identify any single factor as all-important or controlling. The Independent Board Members' considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. Nature, Extent and Quality of Services

In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of the Fund Adviser's services, including advisory services and administrative services. The Independent Board Members reviewed materials outlining, among other things, the Fund Adviser's organization and business; the types of services that the Fund Adviser or its affiliates provide and are expected to provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line, including continued activities to refinance auction rate preferred securities, manage leverage during periods of market turbulence and implement an enhanced leverage management process, modify investment mandates in light of market conditions and seek shareholder approval as necessary, maintain the fund share repurchase program and maintain shareholder communications to keep shareholders apprised of Nuveen's efforts in refinancing preferred shares. In addition to the foregoing, the Independent Board Members also noted the additional services that NAM or its affiliates provide to closed-end funds, including, in particular, Nuveen's continued commitment to supporting the secondary market for the common shares of its closed-end funds through a variety of programs designed to raise investor and analyst awareness and understanding of closed-end funds. These efforts include maintaining an investor relations program to provide timely information and education to financial advisers and investors; providing marketing for the closed-end funds; maintaining and enhancing a closed-end fund website; participating in conferences and having direct communications with analysts and financial advisors.

As part of their review, the Independent Board Members also evaluated the background, experience and track record of the Fund Adviser's investment personnel. In this regard, the Independent Board Members considered any changes in the personnel, and the impact on the level of services provided to the Funds, if any. The Independent Board Members also reviewed information regarding portfolio manager compensation arrangements to evaluate the Fund Adviser's ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an incentive for taking undue risks.

Nuveen Investments

Annual Investment Management Agreement
Approval Process (continued)

In addition to advisory services, the Independent Board Members considered the quality of administrative services provided by NAM and its affiliates including product management, fund administration, oversight of service providers, shareholder services, administration of Board relations, regulatory and portfolio compliance and legal support. Given the importance of compliance, the Independent Board Members also considered NAM's compliance program, including the report of the chief compliance officer regarding the Funds' compliance policies and procedures.

The Independent Board Members also considered NAM's oversight of the performance, business activities and compliance of the Sub-Adviser. In that regard, the Independent Board Members reviewed an evaluation of the Sub-Adviser from NAM. The evaluation also included information relating to the Sub-Adviser's organization, operations, personnel, assets under management, investment philosophy, strategies and techniques in managing the Funds, developments affecting the Sub-Adviser, and an analysis of the Sub-Adviser. As described in further detail below, the Board also considered the performance of the Funds. In addition, the Board recognized that the Sub-advisory Agreements were essentially agreements for portfolio management services only and the Sub-Adviser was not expected to supply other significant administrative services to the Funds. As part of their oversight, the Independent Board Members also continued their program of seeking to visit each sub-adviser to the Nuveen funds at least once over a multiple year rotation, meeting with key investment and business personnel. The Independent Board Members noted that NAM recommended the renewal of the Sub-advisory Agreements and considered the basis for such recommendations.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the Funds under the respective Investment Management Agreement or Sub-advisory Agreement, as applicable, were satisfactory.

B. The Investment Performance of the Funds and Fund Advisers

The Board considered the performance results of each Fund over various time periods. The Board reviewed, among other things, each Fund's historic investment performance as well as information comparing the Fund's performance information with that of other funds (the "Performance Peer Group") based on data provided by an independent provider of mutual fund data and with recognized and/or customized benchmarks. In this regard, the performance information the Board reviewed included the Fund's total return information compared to the returns of its Performance Peer Group and recognized and/or customized benchmarks for the quarter, one-, three- (and, for the Nuveen Equity Premium Income Fund only, five-) year periods ending December 31, 2009 and for the quarter, one-, three- (and, for the Nuveen Equity Premium Income Fund and the Nuveen Equity Premium Opportunity Fund, five-) year periods ending March 31, 2010. Moreover, the Board reviewed the peer ranking of the Nuveen funds sub-advised by the Sub-Adviser in the aggregate. The Independent Board Members also reviewed historic premium and discount levels. This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings. In reviewing peer comparison information, the Independent Board Members recognized that the

Nuveen Investments

Performance Peer Group of certain funds may not adequately represent the objectives and strategies of the funds, thereby limiting the usefulness of comparing a fund's performance with that of its Performance Peer Group.

Based on their review, the Independent Board Members determined that each Fund's investment performance over time had been satisfactory. The Board noted that while the Nuveen Equity Premium Income Fund, the Nuveen Equity Premium Opportunity Fund and the Nuveen Equity Premium Advantage Fund lagged their respective peers somewhat in the short-term one-year period, they demonstrated more favorable performance in the longer three- and, in the case of the Nuveen Equity Premium Opportunity Fund, five-year periods. In addition, although the Board noted that the Nuveen Equity Premium and Growth Fund lagged its peers over various periods, the Board noted the differences with the Performance Peer Group and that the Fund outperformed its benchmark in the three-year period.

C. Fees, Expenses and Profitability

1. Fees and Expenses

The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund's gross management fees, net management fees and net expense ratios in absolute terms as well as compared to the fee and expenses of a comparable universe of funds based on data provided by an independent fund data provider (the "Peer Universe") and in certain cases, to a more focused subset of funds in the Peer Universe (the "Peer Group") and any expense limitations.

The Independent Board Members further reviewed the methodology regarding the construction of the applicable Peer Universe and/or Peer Group. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as: the asset level of a fund relative to peers; the limited size and particular composition of the Peer Universe or Peer Group; the investment objectives of the peers; expense anomalies; changes in the funds comprising the Peer Universe or Peer Group from year to year; levels of reimbursement; the timing of information used; and the differences in the type and use of leverage may impact the comparative data, thereby limiting the ability to make a meaningful comparison with peers.

In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain closed-end funds launched since 1999). The Independent Board Members noted that each Fund had net management fees and/or a net expense ratio below the peer average of its respective Peer Group or Peer Universe.

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund's management fees were reasonable in light of the nature, extent and quality of services provided to the Fund.

Nuveen Investments

Annual Investment Management Agreement
Approval Process (continued)

2. Comparisons with the Fees of Other Clients

The Independent Board Members further reviewed information regarding the nature of services and fee rates offered by NAM to other clients. Such clients include separately managed accounts (both retail and institutional accounts), foreign investment funds offered by Nuveen and funds that are not offered by Nuveen but are sub-advised by one of Nuveen's investment management teams. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

In considering the fees of the Sub-Adviser, the Independent Board Members also considered the pricing schedule or fees that the Sub-Adviser charges for similar investment management services for other fund sponsors or clients (such as retail and/or institutional managed accounts) as applicable. The Independent Board Members noted that such fees were the result of arm's-length negotiations.

3. Profitability of Fund Advisers

In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen's wholly-owned affiliated sub-advisers) and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen's advisory activities for the last two years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2009. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they had also appointed an Independent Board Member as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen's revenues for advisory activities, expenses, and profit margin compared to that of various unaffiliated management firms with similar amounts of assets under management and relatively comparable asset composition prepared by Nuveen.

In reviewing profitability, the Independent Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors

Nuveen Investments

including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser's particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen's methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen's investment in its fund business.

Based on their review, the Independent Board Members concluded that Nuveen's level of profitability for its advisory activities was reasonable in light of the services provided. The Independent Board Members also considered the Sub-Adviser's revenues, expenses and profitability margins (pre- and post-tax). Based on their review, the Independent Board Members were satisfied that the Sub-Adviser's level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to a Fund Adviser by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits a Fund Adviser may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase. Further, the Independent Board Members noted that although closed-end funds may from time to time make additional share offerings, the growth of their assets will occur primarily through the appreciation of such funds' investment portfolio.

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds' complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex are generally reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the

Nuveen Investments

Annual Investment Management Agreement
Approval Process (continued)

benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen's costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

E. Indirect Benefits

In evaluating fees, the Independent Board Members received and considered information regarding potential "fall out" or ancillary benefits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered any revenues received by affiliates of NAM for serving as agent at Nuveen's trading desk and as co-manager in initial public offerings of new closed-end funds.

In addition to the above, the Independent Board Members considered whether each Fund Adviser received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Fund Adviser in managing the assets of the Funds and other clients. With respect to NAM, the Independent Board Members noted that NAM does not currently have any soft dollar arrangements; however, to the extent certain bona fide agency transactions that occur on markets that traditionally trade on a principal basis and riskless principal transactions are considered as generating "commissions," NAM intends to comply with the applicable safe harbor provisions. With respect to the Sub-Adviser, the Board considered that while the Sub-Adviser may select brokers that provide it with research services, it is the Sub-Adviser's current practice not to receive soft dollar credits in connection with trades executed for the Nuveen funds it advises.

Based on their review, the Independent Board Members concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with a Fund were reasonable and within acceptable parameters.

F. Other Considerations

The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the Investment Management Agreements and Sub-advisory Agreements are fair and reasonable, that the respective Fund Adviser's fees are reasonable in light of the services provided to each Fund and that the Investment Management Agreements and the Sub-advisory Agreements be renewed.

Nuveen Investments

Reinvest Automatically
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each quarter you'll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid

Nuveen Investments

Reinvest Automatically
Easily and Conveniently (continued)

by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your financial advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments

Glossary of Terms
Used in this Report

•  Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

•  Current Distribution Rate: Current distribution rate is based on the Fund's current annualized quarterly distribution divided by the Fund's current market price. The Fund's quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

•  Net Asset Value (NAV): A Fund's NAV per share is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Nuveen Investments

Notes

Nuveen Investments

Notes

Nuveen Investments

Notes

Nuveen Investments

Other Useful Information

Board of Trustees

John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Terence J. Toth

Fund Manager

Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

Custodian

State Street Bank & Trust Company
Boston, MA

Transfer Agent and
Shareholder Services

State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel

Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm

PricewaterhouseCoopers LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund's quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange ("NYSE") the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.

Fund	Shares Repurchased
JPZ	—
JSN	—
JLA	—
JPG	—

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments

Nuveen Investments:
Serving Investors for Generations

Distributed by
Nuveen Investments, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $150 billion of assets on June 30, 2010.

Find out how we can help you.

To learn more about the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Nuveen makes things e-simple.

It only takes a minute to sign up for e-Reports. Once enrolled, you'll receive an e-mail as soon as your Nuveen Fund information is ready—no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com
If you receive your Nuveen Fund distributions and statements from your financial advisor or brokerage account.

OR

www.nuveen.com/accountaccess
If you receive your Nuveen Fund distributions and statements directly from Nuveen.

ESA-D-0610D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

a) See Portfolio of Investments in Item 1.

b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Equity Premium and Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: September 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: September 8, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
(principal financial officer)

Date: September 8, 2010